THE GABELLI WESTWOOD FUNDS
                           ==========================

                                  ANNUAL REPORT
                               SEPTEMBER 30, 2001

          EQUITY FUND                              SMALLCAP EQUITY FUND
          BALANCED FUND                            REALTY FUND
          INTERMEDIATE BOND FUND                   MIGHTY MITES[SM] FUND

TO OUR SHAREHOLDERS,

       We are pleased to provide the September 30, 2001 annual report for the Gabelli Westwood Funds, including the Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites(SM)Fund. Our thoughts are with shareholders and their families who were personally touched by the attacks on September 11. We embrace the spirit of unity within our country that has emerged from the tragedy.

MARKET COMMENTARY

       The closing quarter of the fiscal year began with continued concerns about economic weakness and lackluster market performance. Circumstances changed dramatically on September 11, however, with the terrorist attacks on New York and Washington. When equity markets reopened on September 17, the ensuing sell-off ranked as the worst single week of performance in U.S. history, despite an intra-meeting cut in the Federal funds rate of 50 basis points by the Federal Reserve Board ("Fed"). A strong rally during the last week of the quarter helped recoup some of those losses, but the quarter and the year ending September 30, 2001 both ended with major equity classes in the red.

       As we compose this letter, the Fed has just cut interest rates by another half percent, bringing the total reduction in 2001 to 400 basis points. Falling rates helped propel the fixed income market to positive returns for the quarter and year. Real Estate Investment Trusts ("REITs"), while retreating slightly in the third quarter, remain strongly positive for the fiscal year as a whole. REITs were the best performing equities, as they have been since the beginning of 2000.

       We are just entering the period in which companies will report third quarter earnings. The pace of negative earnings pre-announcements has remained at a high level and industries impacted by the terrorist attacks have begun to quantify the damage. The pace of economic growth has clearly slowed and layoff announcements have increased dramatically. However, monetary and fiscal stimulus should begin to have their desired effects as we move through the fourth quarter and into next year. Our outlook is for a 2002 recovery in both economic growth and corporate profits. Historical analysis of Standard & Poor's ("S&P") 500 Index returns during the twelve months after prior crises is encouraging.

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PAST  PERFORMANCE IS NO GUARANTEE OF FUTURE  RESULTS.  Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost. The discussion of performance of Class A shares does not reflect the effect of the maximum 4% front end sales charge. (See performance table on page 35.)

EQUITY FUND

       We are pleased to announce that the Equity Fund was selected for each of the Standard & Poor's Model Fund Portfolios. We are also pleased to announce that Morningstar has rated the Equity Fund's Class AAA Shares 5 stars overall and for the ten-year period ended September 30, 2001 among 874 domestic equity funds. For the twelve months ended September 30, 2001, the Equity Fund's Class AAA Shares total return declined 14.89% and the Class A's total return declined 15.12%. The S&P 500 Index and the Lipper Multi-Cap Value Fund Average declined 26.61% and 7.84%, respectively, over the same twelve-month period. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
                     EQUITY FUND CLASS AAA AND S&P 500 INDEX
--------------------------------------------------------------------------------
                Average Annual Total Return*
                ----------------------------
            One Year     5 Year     10 Year   Life of Fund
            --------     ------     -------   ------------
Class AAA   (14.89)%     10.85%     13.82%      12.89%
Class A     (18.50)       9.66      13.10       12.40
Class B     (20.19)      10.53      13.57       12.71
Class C     (16.30)      10.55      13.55       12.70
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]
               Equity Fund  (Class AAA)                S&P 500 Index
1/2/87              $10,000                               $10,000
9/87                 13,165                                13,599
9/88                 11,779                                11,893
9/89                 15,322                                15,785
9/90                 13,699                                14,305
9/91                 16,396                                18,766
9/92                 17,078                                20,841
9/93                 20,508                                23,553
9/94                 22,383                                24,421
9/95                 28,169                                31,684
9/96                 35,740                                38,116
9/97                 49,893                                53,515
9/98                 49,194                                58,383
9/99                 58,920                                74,610
9/00                 70,286                                84,511
9/01                 59,820                                62,023
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* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.  Class A Shares, Class B
Shares and Class C Shares are assumed to be issued on the inception date of the Fund and reflect applicable sales charges or redemption fees. See page 35 for further details.

       For the ten-year period ended September 30, 2001, the Class AAA's total return averaged 13.82% annually versus average annual total returns of 12.69% and 12.46% for the S&P 500 and Lipper Multi-Cap Value Fund Average, respectively. Since their respective inception dates of January 2, 1987 and January 28, 1994 through September 30, 2001, the Class AAA had a cumulative total return of 498.14% and the Class A had a cumulative total return of 159.61%, which equate to average annual total returns of 12.89% and 13.23%, respectively, excluding the effect of the front end sales charge. The Fund's out-performance in this uncertain environment was assisted by an underweight position in technology versus the S&P 500, an overweight position in REITs and by strong stock selection in several sectors: Consumer Staples (led by Avon Products), Financial Services (PNC Financial Services, MetLife Inc., and BankAmerica Corp.), and Utilities (notably Progress Energy). Alcoa in Capital Goods and Kimco Realty were additional strong performers.

       The Fund maintains an overweight position in the Energy sector, which dampened performance over the fiscal year. We believe this sector has been oversold based upon market fears that prices of natural gas and oil

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.  The information  pertaining to Morningstar contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or
timely.   [COPYRIGHT]2001   Morningstar,   Inc.  All  Rights  Reserved.  Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Morningstar ratings reflect historical risk adjusted performance as of 9/30/01 and are subject to change every month. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating[TM] metric each month by subtracting the return on a 90-day U.S. Treasury Bill from the fund's load-adjusted return for the same period, and then adjusting this excess return for risk. The top 10% of funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the next 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and ten-year (IF APPLICABLE) Morningstar Rating metrics. Morningstar Rating is for Class AAA shares only; other classes may have different performance characteristics.

will continue at low or lower levels. Our analysis, which focuses on the fundamentals of supply and demand associated with these companies, points to a much more positive outlook going forward.

       While we believe that economic conditions will be very difficult over the next few months, we continue to believe that the fundamentals for economic growth in 2002 are intact and that the recent sell-off has created significant value in the market. We believe that the economy will rebound in the first half of 2002. The market, however, has now priced a full recession in 2002 into current stock prices, and considerable value has been created as a result.

       You may find of interest several recent articles on the Fund in well-known publications: BARRON'S, September 3, 2001, featured an interview with Susan Byrne, Westwood Management President and CIO on "An Eye for Yield," and the Fund has been included in the recent "MONEY 100" - MONEY MAGAZINE'S annual ranking of top funds in the industry.

BALANCED FUND

       We are pleased to announce that Morningstar has rated the Balanced Fund's Class AAA Shares 4 stars overall and for the three, five, and ten-year period among 4633, 2904, and 874 domestic equity funds, respectively. For the twelve-months ended September 30, 2001, the Balanced Fund's Class AAA Shares total return declined 5.77% and the Class A's total return declined 5.96%. A blended composite of 60% of the S&P 500 Index and 40% of the Lehman Brothers Government/Corporate Bond ("LBG/C") Index and the Lipper Balanced Fund Average declined 10.70% and 11.71%, respectively, over the same twelve-month period. Each index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category.

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
          BALANCED FUND CLASS AAA COMPOSITE OF 60% -- THE S&P 500 INDEX
         AND 40% -- THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
--------------------------------------------------------------------------------
                Average Annual Total Return*
                ----------------------------
            One Year   5 Year   10 Year   Life of Fund
            --------   -----    ------    ------------
Class AAA    (5.77)%    9.67%     --        11.83%
Class A      (9.76)     8.51      --        11.05
Class B     (11.07)     9.30      --        11.54
Class C      (6.76)     9.53      --        11.58

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]
            Westwood Balanced Fund          60% S&P 500 and 40% Lehman
                   (Class AAA)             Bros. Gov't./Corp. Bond Index
10/1/91              $10,000                       $10,000
9/92                  10,797                        11,207
9/93                  12,621                        12,603
9/94                  13,291                        12,670
9/95                  16,203                        15,658
9/96                  19,300                        17,850
9/97                  24,762                        22,866
9/98                  25,455                        25,290
9/99                  28,652                        29,344
9/00                  32,489                        32,472
9/01                  30,614                        28,997
--------------------------------------------------------------------------------
* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Class A Shares, Class B Shares and Class C Shares are assumed to be issued on the inception date of the Fund and reflect applicable sales charges or redemption fees. See page 35 for further details.


       For the five-year period ended September 30, 2001, the Class AAA's total return averaged 9.67% annually and the Class A's total return averaged 9.39% annually, versus average annual total returns of 9.34% and 7.40% for the blended composite of 60% of the S&P 500 Index and 40% of the LBG/C Index and the Lipper Balanced Fund Average, respectively. Since their respective inception dates of October 1, 1991 and April 6, 1993 through September 30, 2001, the Class AAA had a cumulative total return of 206.17% and the Class A had a cumulative total return of 153.71%, which equate to average annual total returns of 11.83% and 11.59%, respectively, excluding the effect of the front-end sales charge.

       The Balanced Fund is designed to give an investor exposure to equities but to reduce overall risk through investments in short-to-intermediate term fixed income securities. With that maturity proviso, strategies and performance commentary for the Equity and Intermediate Bond Funds that are discussed in this letter also apply to their respective components in the Balanced Fund. In addition, Fund performance can benefit from asset allocation adjustments made in accordance with our Capital Markets outlook. One recent adjustment moved funds from fixed income into equities after bonds had dramatically rallied and stocks appeared considerably undervalued.

INTERMEDIATE BOND FUND

       We are pleased to announce that Morningstar has rated the Intermediate Bond Fund's Class AAA Shares 4 stars for the five-year period among 1,345 taxable bond funds and 3 stars overall. The 30 day annualized yield for the period ended September 30, 2001 was 4.04% for the Intermediate Bond Fund Class AAA Shares. For the twelve months ended September 30, 2001, the Intermediate Bond Fund's Class AAA Shares produced a return of 12.67%, net of all fees and expenses. The LBG/C Index and the Lipper Intermediate Investment Grade Debt Fund Average returned 13.17% and 12.43%, respectively, over the same twelve-month period. The Lehman Brothers Government/Corporate Bond Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category.

       For the five-year period ended September 30, 2001, the Fund's total return averaged 7.50% annually versus average annual total returns of 8.00% and 7.42% for the LBG/C Index and the Lipper Intermediate Investment Grade Debt Fund Average, respectively. Since inception on October 1, 1991 through September 30, 2001, the Fund had a cumulative total return of 94.40%, which equates to an average annual total return of 6.87%.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    THE INTERMEDIATE BOND FUND CLASS AAA AND
               THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
--------------------------------------------------------------------------------
                Average Annual Total Return*
                ----------------------------
            One Year   5 Year   10 Year   Life of Fund
            --------   -----    -------   ------------
Class AAA    12.67%     7.50%       --        6.87%
Class A       8.08      6.63        --        6.43
Class B       7.11      7.15        --        6.80
Class C      11.70      7.37        --        6.80

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[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]
          Westwood Intermediate Bond Fund   Lehman Bros. Gov't./Corp. Bond Index
                 (Class AAA)
10/1/91            $10,000                               $10,000
9/92                11,186                                11,323
9/93                12,331                                12,620
9/94                11,658                                12,098
9/95                12,956                                13,834
9/96                13,540                                14,467
9/97                15,084                                15,856
9/98                16,623                                17,886
9/99                16,229                                17,596
9/00                17,268                                18,782
9/01                19,456                                21,256
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* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.  Class A Shares, Class B
Shares and Class C Shares are assumed to be issued on the inception date of the Fund and reflect applicable sales charges or redemption fees. See page 35 for further details.

       The performance of the Fund reflected effective security selection as well as advantageous investment strategy: emphasis on high-quality corporate notes, inclusion of AAA-rated commercial mortgage-backed-securities, and an underweight in long-maturity bonds in favor of intermediate notes that benefited from the decline in interest rates. Both government and corporate sectors within the Fund outperformed the corresponding sectors in the index over the fiscal year. Top performing securities included intermediate-maturity notes issued by

Golden State Bancorp, Kimco Realty, Archstone Communities Trust, the World Bank, and U.S. agencies Fannie Mae and Freddie Mac.

      Investment grade bonds continued their year long rally in the third quarter as heightened fears of an economic recession, along with concerns over corporate profits, resulted in strong demand for high quality fixed income securities. The tragic events on September 11 had a profound impact on the fixed income markets. The yield curve steepened dramatically as short-term rates fell to record lows while long-term rates declined only modestly. The 3-month Treasury bill closed the quarter at a 2.35% yield. A strong "flight to quality" by investors resulted in a significant widening of corporate spreads (and thus underperformance versus Treasuries) as investors sought the safety of U.S. government securities.

SMALLCAP EQUITY FUND

       The twelve months ending September 30, 2001 proved to be an exceptional performance challenge. The September attack pressured U.S. markets in two ways:
(1) a reduction in the peace premium inherent in the market, and (2) the anticipation of a faster and more protracted decline in consumer confidence than was originally anticipated. The Russell 2000 Index ended the quarter down 20.79%, while the Russell 2000 Growth was down 28.08%. For the twelve-months ended September 30, 2001, the SmallCap Equity Fund's Class AAA Shares declined 43.17%. The Russell 2000 Index and the Lipper Small-Cap Growth Fund Average declined 21.21% and 38.23%, respectively, over the same twelve-month period. The Russell 2000 Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Since inception on April 15, 1997 through September 30, 2001, the Fund had a cumulative total return of 39.30%, which equates to an average annual total return of 7.70%.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
          THE SMALLCAP EQUITY FUND CLASS AAA AND THE RUSSELL 2000 INDEX
--------------------------------------------------------------------------------
                       Average Annual Total Return*
                       ----------------------------
                One Year     5 Year     10 Year     Life of Fund
                --------     ------     -------     ------------
Class AAA       (43.17)%       --         --           7.70%
Class A         (45.44)        --         --           6.59
Class B         (48.15)        --         --           7.27
Class C         (44.13)        --         --           7.70

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[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]
            Westwood SmallCap Equity Fund (Retail Class)      Russell 2000 Index
4/15/97                    $10,000                                 $10,000
9/97                        14,480                                  13,410
9/98                        11,917                                  10,862
9/99                        18,941                                  12,933
9/00                        24,500                                  15,958
9/01                        13,923                                  12,573
--------------------------------------------------------------------------------
* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Class A Shares, Class B Shares and Class C Shares are assumed to be issued on the inception date of the Fund and reflect applicable sales charges or redemption fees. See page 35 for further details.

       Since our March 31 Semi-Annual report, technology holdings were further reduced, which benefited performance. The Fund added to financials and remained positive on the healthcare sector, which has been a source of out-performance and where the Fund has an overweight position. Out-performing Fund sectors over the fiscal year were Consumer Staples (led by Barnes & Noble and CEC Entertainment), Utilities, Financial Services (notably banks), Healthcare (Advance PCS and Varian Medical Systems), and Energy (Spinnaker Exploration).

       As we enter the fourth quarter, public confidence in the administration's ability to handle the situation should help return consumer spending to normal levels over the next few months. The combination of fiscal stimulus from new Congressional programs, global monetary stimulus as central banks lower interest rates, low stock valuations, and the benefits of lower cost pressures as the economy exits a slowdown all suggest that the table is set for a small cap growth rebound in the next twelve months.

REALTY FUND

       We are pleased to announce that Morningstar has rated the Realty Fund's Class AAA Shares 4 stars overall and for the three-year period among 4633 domestic equity funds. For the twelve-months ended September 30, 2001, the Realty Fund's Class AAA Shares net asset value rose 11.38%, net of all fees and expenses. The National Association of REITs ("NAREIT") Index and the Lipper Real Estate Fund Average rose 13.68% and 7.39%, respectively, over the same twelve-month period. The NAREIT Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Since inception on September 30, 1997 through September 30, 2001, the Fund had a cumulative total return of 17.42%, which equates to an average annual total return of 4.09%.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
       THE REALTY FUND CLASS AAA, THE RUSSELL 2000 INDEX AND THE NATIONAL
                      ASSOCIATION OF REITS ALL REIT INDEX
--------------------------------------------------------------------------------
                Average Annual Total Return*
                ----------------------------
            One Year   5 Year   10 Year   Life of Fund
            --------   ------   -------   ------------
Class AAA    11.38%      --         --        4.09%
Class A       6.84       --         --        3.02
Class B       6.65       --         --        3.42
Class C      10.44       --         --        4.09

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[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]
              Realty Fund          Russell                   NAREIT
              (Class AAA)         2000 Index               All REIT Index
9/30/97         $10,000            $10,000                   $10,000
9/30/98           8,950              8,100                     8,540
9/30/99           8,442              9,645                     7,902
9/30/00          10,542             11,901                     9,437
9/30/01          11,742              9,377                    10,728
--------------------------------------------------------------------------------
* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Class A Shares, Class B Shares and Class C Shares are assumed to be issued on the inception date of the Fund and reflect applicable sales charges or redemption fees. See page 35 for further details.

       The REIT asset class completed the fiscal year distinguished among equities by producing positive returns. Real Estate Investment Trusts provided a safe-haven for investors, as the group out-performed large and small capitalization stocks. Of particular appeal was the fact that REIT stocks historically have a low correlation with the broader market. An environment of declining rates reduces borrowing costs for REITs and emphasizes the relative attractiveness of REIT dividend yields: 7.6% for the NAREIT Index.

       We are also pleased to report that the Fund had stellar performance from three sectors: Public Storage, Healthcare and Manufactured Homes. Top performing securities for the fiscal year were Public Storage, Inc., Manufactured Home Communities, Equity Residential Properties Trust, and Camden Property Trust. In the third quarter of 2001, REITs were not immune from the overall market weakness, but the defensive nature of the group helped it to outperform the overall market. Hotels were hit particularly hard as tourism and travel slowed considerably after the terrorist attacks. Healthcare was the best performing sector as investors continued to look for high yields and safe earnings growth. Westwood continues to maintain an underweight position in Hotels and an overweight position in Healthcare, which helped performance.

       Of note is the recent decision by S&P to include REITs in their equity indices.

MIGHTY MITES[SM]FUND

       We are pleased to announce that Morningstar has rated the Mighty Mites Fund's Class AAA Shares 5 stars overall and for the three-year period among 4633 domestic equity funds. For the twelve-months ended September 30, 2001, the Mighty Mites Fund's Class AAA Shares total return fell 2.77%. The Russell 2000 Index declined 21.21% while the Lipper Small-Cap Value Fund Average rose 4.44%, over the same twelve-month period. The Russell 2000 Index is an unmanaged indicator of investment performance, while the Lipper Average reflects the average performance of mutual funds classified in this particular category. Since inception on May 11, 1998 through September 30, 2001, the Fund had a total return of 55.66%, which equates to an average annual return of 13.92%.

       America has come under attack. As is always the case when America is threatened, we have come together, committed to making the necessary sacrifices to protect our way of life. We've already seen the heroism of police officers, fire fighters, and emergency workers who have given their lives to help save others. In the months ahead, we will see heroic acts from the men and women in our military as we stalk the terrorist enemy. Our President and a unified Congress are responding with patience, discipline and determination.

       On the economic front, the Fed is doing its part, providing liquidity for the financial markets and cutting interest rates to support the economy. As we prepare this letter, a fiscal stimulus package is also on the way. Understandably, consumer confidence has been shaken. Reduced consumer spending will likely send the economy into recession in the quarters ahead. But, liquidity, lower interest rates, and more money in consumers' pockets should help prevent a serious economic contraction and promote a recovery next year.

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE MIGHTY MITES FUND CLASS AAA AND THE RUSSELL 2000 INDEX

--------------------------------------------------------------------------------
                Average Annual Total Return*
                ----------------------------
            One Year   5 Year   10 Year   Life of Fund
            --------   ------   -------   ------------
Class AAA    (2.77)%     --        --        13.92%
Class A      (6.93)      --        --        12.46
Class B      (7.85)      --        --        13.18
Class C      (3.82)      --        --        13.68

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[GRAPHIC OMITTED]
[EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]
            Mighty Mites Fund (Class AAA)    Russell 2000 Index
5/11/98                 $10,000                    $10,000
9/30/98                   9,700                      7,570
9/30/99                  13,018                      9,014
9/30/00                  16,010                     11,122
9/30/01                  15,567                      8,763
--------------------------------------------------------------------------------
* PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. Class A Shares, Class B Shares and Class C Shares are assumed to be issued on the inception date of the Fund and reflect applicable sales charges or redemption fees. See page 35 for further details.

       Has the market hit bottom? We don't know. Economic uncertainty, which has been weighing on the market for eighteen months, has now been compounded by fear, and we know that fear has always been an essential ingredient in market bottoms. Stocks rallied strongly in the last week of September. They may hold these gains or re-test lows. However, when we see evidence the economy is stabilizing and investors gain confidence a recovery is on the horizon, we believe the stock market will react quite positively.

       Micro-cap stocks were the proverbial last men standing in a deep and prolonged bear market. The unique characteristics of micro-cap companies help explain why they held up well for so long. First, small businesses are often impacted less by macro-economic trends than larger companies. Second, small businesses can often react more quickly to changes in their markets. Finally, many micro-cap stocks are closely held, usually by management that is not generally inclined to trade their own stock on short-term fluctuations in the economy or stock market. Having a smaller percentage of company stock in public hands generally works in micro-cap stocks' favor in rising markets, with strong demand and constrained supply providing upside leverage. As we have seen over the last year, micro-caps' more stable shareholder bases can also help in declining markets.

       As usual, our biggest winners this quarter come from an eclectic group of industries including brewing (Boston Beer), utilities (Consolidated Water), telecommunications (Shenandoah Telecommunications), Bible publishing (Thomas Nelson), and real estate (Biloxi Marsh Lands). Our substantial position in cash and short-term Treasuries (near 40% of assets at quarter end) also provided ballast for the portfolio. Our biggest portfolio disappointments also come from a variety of industry groups, including cable television (United Globalcom), drugs (Matrix Pharmaceuticals), broadcasting (Granite Broadcasting), wireless communications (Leap Wireless), and auto painting (Earl Scheib).

CAPITAL MARKETS OUTLOOK

       Westwood's capital markets analysis remains an important tool for assessing the risk and reward relationships among the various asset classes. The most likely capital markets environment is "A Square Root Recovery:" After a dramatic slowing in 2001, we believe that the economy will gradually improve in response to both monetary AND fiscal stimulus; steady, but below trend, growth is expected in 2002. After falling in late 2001, consumer confidence rebounds and joins the industrial sector in a rebuilding process. Energy prices are stable. There is no dollar crisis, but its value in foreign currencies is at levels below 2001. Based upon the September 30 market close we see the S&P 500 as undervalued by 21%. As such we remain fully invested. In many cases, we now find companies with under-valuations that have accelerated after September 11.

MINIMUM INITIAL INVESTMENT - $1,000

       The Fund's minimum initial investment for both regular and retirement accounts is $1,000. There are no subsequent investment minimums. No initial minimum is required for those establishing an Automatic Investment Plan.

WWW.GABELLI.COM

       Please visit us on the Internet. Our homepage at HTTP://WWW.GABELLI.COM contains information about Gabelli Asset Management Inc., the Gabelli Mutual Funds, IRAs, 401(k)s, quarterly reports, closing prices and other current news. You can send us e-mail at info@gabelli.com.

       We encourage you to visit our website at WWW.WESTWOODGROUP.COM, where, on September 12 and 13, we posted our updated outlook and commentary. We very much appreciate your confidence and remain committed to meeting your investment objectives.

       In  our  efforts  to  bring  our   shareholders   more  timely  portfolio
information, Gabelli Fund's portfolio managers regularly participate in chat sessions at WWW.GABELLI.COM as reflected below.

                       WHO                WHEN
                       ---                ----
       Special Chats:  Mario J. Gabelli   First Monday of each month
                       Howard Ward        First Tuesday of each month

       In addition, every Wednesday will feature a different portfolio manager. The upcoming Wednesday chat schedule is as follows:

                       NOVEMBER           DECEMBER           JANUARY
                       --------           --------           -------
       1st Wednesday   Lynda Calkin       Caesar Bryan       Walter Walsh
       2nd Wednesday   Walter Walsh       Ivan Arteaga       Lynda Calkin
       3rd Wednesday   Laura Linehan      Tim O'Brien        Tim O'Brien
       4th Wednesday   Barbara Marcin     Barbara Marcin     Caesar Bryan
       5th Wednesday                                         Barbara Marcin

       All chat sessions start at 4:15 ET. Please arrive early, as participation is limited.

       You may sign up for our HIGHLIGHTS email newsletter at www.gabelli.com and receive early notice of chat sessions, closing mutual fund prices, news events and media sightings.

IN CONCLUSION

       The Fund's daily net asset value is available in the financial press and each evening after 6:00 PM (Eastern Time) by calling 1-800-GABELLI (1-800-422-3554) or 1-800-WESTWOOD (1-800-937-8966). Please call us during the business day for further information.

                                          Sincerely,
                                          /S/SUSAN M. BYRNE
                                          SUSAN M. BYRNE
                                          President and Chief Investment Officer

October 19, 2001

--------------------------------------------------------------------------------
                              NASDAQ SYMBOLS TABLE
--------------------------------------------------------------------------------
              GABELLI WESTWOOD FUND                 NASDAQ SYMBOLS
              ---------------------                 --------------
              Equity                                WESWX
              Balanced                              WEBAX
              Intermediate Bond                     WEIBX
              SmallCap Equity                       WESCX
              Realty                                WESRX
              Mighty Mites(SM)                      WEMMX
              Equity - Class A                      WEECX
              Balanced - Class A                    WEBCX

THE GABELLI WESTWOOD EQUITY FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
    SHARES                                           COST         VALUE
    ------                                           ----         -----
              COMMON STOCKS -- 98.8%
              AVIATION: PARTS AND SERVICES -- 2.5%
   141,500    United Technologies Corp. ......   $  8,534,888  $  6,579,750
                                                 ------------  ------------
              COMPUTER HARDWARE -- 6.5%
   389,500    Apple Computer Inc.+ ...........      7,848,491     6,041,145
   292,200    Hewlett-Packard Co. ............      7,206,207     4,704,420
    73,200    International Business
                 Machines Corp. ..............      7,068,053     6,756,360
                                                 ------------  ------------
                                                   22,122,751    17,501,925
                                                 ------------  ------------
              CONSUMER PRODUCTS -- 4.2%
   171,000    Avon Products Inc. .............      6,380,857     7,908,750
    67,800    Philip Morris Companies Inc. ...      3,187,556     3,274,062
                                                 ------------  ------------
                                                    9,568,413    11,182,812
                                                 ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 2.5%
   145,800    Tyco International Ltd. ........      6,442,731     6,633,900
                                                 ------------  ------------
              ENERGY AND UTILITIES: ELECTRIC -- 2.8%
   318,200    Southern Co. (The) .............      7,414,199     7,630,436
                                                 ------------  ------------
              ENERGY AND UTILITIES: INTEGRATED -- 8.8%
   155,700    CMS Energy Corp. ...............      4,556,239     3,114,000
   179,200    Duke Energy Corp. ..............      7,152,187     6,782,720
   165,960    Progress Energy Inc. ...........      7,178,987     7,134,620
   103,700    Progress Energy Inc., CVO+ .....         48,221        31,110
   110,900    Reliant Energy Inc. ............      2,674,499     2,918,888
    77,000    TXU Corp. ......................      3,715,347     3,566,640
                                                 ------------  ------------
                                                   25,325,480    23,547,978
                                                 ------------  ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 3.6%
   154,700    Apache Corp. ...................      7,922,933     6,652,100
   113,600    Williams Companies Inc. (The) ..      4,000,281     3,101,280
                                                 ------------  ------------
                                                   11,923,214     9,753,380
                                                 ------------  ------------
              ENERGY AND UTILITIES: OIL -- 9.7%
   134,300    Anadarko Petroleum Corp. .......      8,136,341     6,457,144
   243,400    Conoco Inc., Cl. B .............      6,490,036     6,167,756
   184,106    Devon Energy Corp. .............      8,971,838     6,333,246
   180,300    Exxon Mobil Corp. ..............      7,261,850     7,103,820
                                                 ------------  ------------
                                                   30,860,065    26,061,966
                                                 ------------  ------------
              ENERGY AND UTILITIES: SERVICES -- 2.5%
   146,100    Schlumberger Ltd. ..............      7,490,153     6,676,770
                                                 ------------  ------------
              ENTERTAINMENT -- 4.4%
   195,700    AOL Time Warner Inc.+ ..........      7,858,816     6,477,670
   284,600    Disney (Walt) Co. ..............      8,491,332     5,299,252
                                                 ------------  ------------
                                                   16,350,148    11,776,922
                                                 ------------  ------------
              EQUIPMENT AND SUPPLIES -- 2.4%
   146,600    Caterpillar Inc. ...............      7,569,669     6,567,680
                                                 ------------  ------------
              FINANCIAL SERVICES -- 12.9%
   140,400    Bank of America Corp. ..........      6,498,145     8,199,360
   156,633    Citigroup Inc. .................      5,303,118     6,343,637
   179,100    JP Morgan Chase & Co. ..........      8,170,265     6,116,265
   146,500    Merrill Lynch & Co. Inc. .......      7,423,241     5,947,900
   206,300    Washington Mutual Inc. .........      8,030,779     7,938,424
                                                 ------------  ------------
                                                   35,425,548    34,545,586
                                                 ------------  ------------

    SHARES                                           COST         VALUE
    ------                                           ----         -----
              FINANCIAL SERVICES: BANKS -- 5.5%
   289,700    KeyCorp ........................   $  7,465,835  $  6,993,358
   117,500    SunTrust Banks Inc. ............      6,158,654     7,825,500
                                                 ------------  ------------
                                                   13,624,489    14,818,858
                                                 ------------  ------------
              FINANCIAL SERVICES: INSURANCE -- 5.6%

   119,600    Hartford Financial
                Services Group Inc. ..........      7,062,896     7,025,304
   266,300    MetLife Inc.+ ..................      7,186,336     7,909,110
                                                 ------------  ------------
                                                   14,249,232    14,934,414
                                                 ------------  ------------
              FOOD AND BEVERAGE -- 4.0%
    78,100    Anheuser Busch Companies Inc. ..      2,012,776     3,270,828
   179,600    Heinz (H.J.) Co. ...............      7,178,121     7,570,140
                                                 ------------  ------------
                                                    9,190,897    10,840,968
                                                 ------------  ------------
              HEALTH CARE -- 6.2%
   177,500    Pfizer Inc. ....................      7,051,791     7,117,750
     8,873    Pharmacia Corp. ................        341,646       359,889
    83,300    WellPoint Health Networks Inc.+       6,651,362     9,092,195
                                                 ------------  ------------
                                                   14,044,799    16,569,834
                                                 ------------  ------------
              METALS AND MINING -- 2.2%
   194,400    Alcoa Inc. .....................      4,886,944     6,028,344
                                                 ------------  ------------
              PAPER AND FOREST PRODUCTS -- 2.4%
   220,000    Georgia-Pacific Group ..........      6,021,990     6,333,800
                                                 ------------  ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.4%
    82,300    Kimco Realty Corp. .............      3,353,551     3,995,665
    58,500    Vornado Realty Trust ...........      2,049,568     2,322,450
                                                 ------------  ------------
                                                    5,403,119     6,318,115
                                                 ------------  ------------
              RETAIL -- 2.7%
   209,800    Sears, Roebuck & Co. ...........      7,717,804     7,267,472
                                                 ------------  ------------
              TELECOMMUNICATIONS -- 2.6%
    52,400    SBC Communications Inc. ........      2,225,694     2,469,088
    83,204    Verizon Communications .........      3,809,218     4,502,169
                                                 ------------  ------------
                                                    6,034,912     6,971,257
                                                 ------------  ------------
              TRANSPORTATION -- 2.4%
   134,800    Union Pacific Corp. ............      7,682,477     6,322,120
                                                 ------------  ------------
              TOTAL COMMON STOCKS ............    277,883,922   264,864,287
                                                 ------------  ------------
              TOTAL INVESTMENTS -- 98.8% .....   $277,883,922  264,864,287
                                                 ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 1.2% .....                    3,118,131
                                                               ------------
              NET ASSETS -- 100.0% ...........                 $267,982,418
                                                               ============
    --------------------
              For Federal tax purposes:
               Aggregate cost                                  $278,634,829
                                                               ============
               Gross unrealized appreciation                   $ 14,458,181
               Gross unrealized depreciation                    (28,228,723)
                                                               ============
               Net unrealized depreciation                     $(13,770,542)
                                                               ============

+     Non-income producing security.
CVO - Contingent Value Obligation.

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
    SHARES                                           COST         VALUE
    ------                                           ----         -----
              COMMON STOCKS -- 62.9%
              AUTOMOTIVE -- 1.6%
    60,000    General Motors Corp. ...........   $  2,712,721  $  2,574,000
                                                 ------------  ------------
              AVIATION: PARTS AND SERVICES -- 1.6%
    55,300    United Technologies Corp. ......      3,278,976     2,571,450
                                                 ------------  ------------
              BROADCASTING -- 0.0%
         1    Clear Channel Communications Inc.+           64            40
                                                 ------------  ------------
              COMPUTER HARDWARE -- 4.5%
   154,600    Apple Computer Inc.+ ...........      3,071,338     2,397,846
   136,500    Hewlett-Packard Co. ............      3,133,325     2,197,650
    28,500    International Business
                 Machines Corp. ..............      2,750,307     2,630,550
                                                 ------------  ------------
                                                    8,954,970     7,226,046
                                                 ------------  ------------
              CONSUMER PRODUCTS -- 3.2%
    60,000    Avon Products Inc. .............      2,166,818     2,775,000
    48,400    Philip Morris Companies Inc. ...      2,327,351     2,337,236
                                                 ------------  ------------
                                                    4,494,169     5,112,236
                                                 ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 1.6%
    56,200    Tyco International Ltd. ........      2,499,209     2,557,100
                                                 ------------  ------------
              ENERGY AND UTILITIES: ELECTRIC -- 1.8%
   118,900    Southern Co. (The) .............      2,770,441     2,851,222
                                                 ------------  ------------
              ENERGY AND UTILITIES: INTEGRATED -- 5.7%
    69,400    Duke Energy Corp. ..............      2,729,709     2,626,790
    59,449    Progress Energy Inc. ...........      2,538,069     2,555,713
    42,300    Progress Energy Inc., CVO+ .....         19,670        12,690
    44,300    Reliant Energy Inc. ............      1,212,038     1,165,976
    29,000    Royal Dutch Petroleum Co. ......      1,313,132     1,457,250
    28,100    TXU Corp. ......................      1,356,057     1,301,592
                                                 ------------  ------------
                                                    9,168,675     9,120,011
                                                 ------------  ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 2.3%
    61,000    Apache Corp. ...................      3,141,499     2,623,000
    42,400    Williams Companies Inc. (The) ..      1,494,586     1,157,520
                                                 ------------  ------------
                                                    4,636,085     3,780,520
                                                 ------------  ------------
              ENERGY AND UTILITIES: OIL -- 5.9%
    52,200    Anadarko Petroleum Corp. .......      3,177,950     2,509,776
    91,100    Conoco Inc., Cl. B .............      2,413,543     2,308,474
    23,000    Chevron Corp. ..................      1,941,922     1,949,250
    43,138    Devon Energy Corp. .............      2,062,685     1,483,947
    32,000    Exxon Mobil Corp. ..............      1,295,645     1,260,800
                                                 ------------  ------------
                                                   10,891,745     9,512,247
                                                 ------------  ------------
              ENTERTAINMENT -- 2.9%
    73,800    AOL Time Warner Inc.+ ..........      2,950,150     2,442,780
   119,300    Disney (Walt) Co. ..............      3,270,485     2,221,366
                                                 ------------  ------------
                                                    6,220,635     4,664,146
                                                 ------------  ------------
              EQUIPMENT AND SUPPLIES -- 1.6%
    57,700    Caterpillar Inc. ...............      2,961,993     2,584,960
                                                 ------------  ------------
              FINANCIAL SERVICES -- 6.6%
    47,300    Bank of America Corp. ..........      2,167,376     2,762,320
    38,133    Citigroup Inc. .................        961,503     1,544,386
    31,600    JP Morgan Chase & Co. ..........      1,372,237     1,079,140
    66,700    Merrill Lynch & Co. Inc. .......      3,269,169     2,708,020

    SHARES                                           COST         VALUE
    ------                                           ----         -----
    66,500    Washington Mutual Inc. .........   $  2,559,399  $  2,558,920
                                                 ------------  ------------
                                                   10,329,684    10,652,786
                                                 ------------  ------------
              FINANCIAL SERVICES: BANKS -- 4.7%
    35,000    Comerica Inc. ..................      1,862,608     1,939,000
    58,600    KeyCorp ........................      1,472,478     1,414,604
    42,000    National City Corp. ............      1,199,206     1,257,900
    44,000    SunTrust Banks Inc. ............      2,267,127     2,930,400
                                                 ------------  ------------
                                                    6,801,419     7,541,904
                                                 ------------  ------------
              FINANCIAL SERVICES: INSURANCE -- 2.7%
    28,500    Hartford Financial Services
                 Group Inc. ..................      1,792,984     1,674,090
    90,900    MetLife Inc.+ ..................      2,415,355     2,699,730
                                                 ------------  ------------
                                                    4,208,339     4,373,820
                                                 ------------  ------------
              FOOD AND BEVERAGE -- 2.4%
    30,300    Anheuser Busch Companies Inc. ..        779,798     1,268,964
    62,000    Heinz (H.J.) Co. ...............      2,478,444     2,613,300
                                                 ------------  ------------
                                                    3,258,242     3,882,264
                                                 ------------  ------------
              HEALTH CARE -- 3.9%
    71,200    Pfizer Inc. ....................      2,819,599     2,855,120
     2,355    Pharmacia Corp. ................         91,037        95,519
    30,300    WellPoint Health Networks Inc.+       2,403,136     3,307,245
                                                 ------------  ------------
                                                    5,313,772     6,257,884
                                                 ------------  ------------
              METALS AND MINING -- 1.6%
    81,800    Alcoa Inc. .....................      1,974,337     2,536,618
                                                 ------------  ------------
              PAPER AND FOREST PRODUCTS -- 1.6%
    88,400    Georgia-Pacific Group ..........      2,401,037     2,545,036
                                                 ------------  ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.5%
    31,400    Kimco Realty Corp. .............      1,235,180     1,524,470
    22,400    Vornado Realty Trust ...........        776,344       889,280
                                                 ------------  ------------
                                                    2,011,524     2,413,750
                                                 ------------  ------------
              RETAIL -- 1.5%
    70,700    Sears, Roebuck & Co. ...........      2,602,452     2,449,048
                                                 ------------  ------------
              TELECOMMUNICATIONS -- 2.1%
    20,500    SBC Communications Inc. ........        850,269       965,960
    43,538    Verizon Communications .........      2,138,987     2,355,841
                                                 ------------  ------------
                                                    2,989,256     3,321,801
                                                 ------------  ------------
              TRANSPORTATION -- 1.6%
    54,300    Union Pacific Corp. ............      3,086,241     2,546,670
                                                 ------------  ------------
              TOTAL COMMON STOCKS ............    103,565,986   101,075,559
                                                 ------------  ------------
 PRINCIPAL
   AMOUNT
   --------
              ASSET BACKED SECURITIES -- 0.9%
$1,000,000    GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,
               6.94%, 07/13/30 ...............      1,011,630     1,062,610
   302,595    Premier Auto Trust, 1998-1A4,
               5.70%, 10/06/02 ...............        302,587       303,002
                                                 ------------  ------------
              TOTAL ASSET BACKED SECURITIES ..      1,314,217     1,365,612
                                                 ------------  ------------

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD BALANCED FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                             COST         VALUE
  ------                                             ----         -----
              CORPORATE BONDS -- 12.1%
              DIVERSIFIED INDUSTRIAL -- 0.8%
$1,330,000    Tyco International Ltd.,
               6.38%, 06/15/05 ...............   $  1,324,620  $  1,382,761
                                                 ------------  ------------
              ENERGY AND UTILITIES: OIL -- 0.6%
   920,000    Conoco Inc.,
               5.90%, 04/15/04 ...............        886,506       949,167
                                                 ------------  ------------
              ENTERTAINMENT -- 0.7%
 1,100,000    AOL Time Warner Inc.,
              6.13%, 04/15/06 ...............       1,096,577     1,136,728
                                                 ------------  ------------
              FINANCIAL SERVICES -- 5.1%
   875,000    Bank of America Corp.,
               5.88%, 02/15/09 ...............        837,257       876,977
 1,200,000    Citigroup Inc.,
               6.75%, 12/01/05 ...............      1,235,638     1,290,313
 1,500,000    General Electric Capital Corp.,
               7.50%, 05/15/05 ...............      1,506,530     1,654,893
 1,100,000    General Motors Acceptance Corp.,
               5.75%, 11/10/03 ...............      1,086,598     1,126,570
   850,000    Golden State Holdings,
               7.13%, 08/01/05 ...............        844,548       863,906
 1,325,000    Goldman Sachs Group Inc.,
               6.65%, 05/15/09 ...............      1,311,995     1,363,862
   920,000    Nipsco Capital Markets Inc.,
               7.39%, 04/01/04 ...............        934,361       970,296
                                                 ------------  ------------
                                                    7,756,927     8,146,817
                                                 ------------  ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.7%
 1,600,000    Archstone Communities Trust,
               7.20%, 03/01/13 ...............      1,540,987     1,630,304
 1,030,000    Kimco Realty Corp.,
               7.46%, 05/29/07 ...............      1,055,708     1,103,851
                                                 ------------  ------------
                                                    2,596,695     2,734,155
                                                 ------------  ------------
              RETAIL -- 2.1%
 1,625,000    Neiman Marcus Group Inc.,
               6.65%, 06/01/08 ...............      1,623,641     1,547,682
              Wal-Mart Stores Inc.,
 1,170,000     7.50%, 05/15/04 ...............      1,224,437     1,275,908
   500,000     6.55%, 08/10/04 ...............        518,362       536,538
                                                 ------------  ------------
                                                    3,366,440     3,360,128
                                                 ------------  ------------
              TELECOMMUNICATIONS -- 1.1%
 1,685,000    GTE Corp.,
               6.46%, 04/15/08 ...............      1,701,175     1,738,263
                                                 ------------  ------------
              TOTAL CORPORATE BONDS ..........     18,728,940    19,448,019
                                                 ------------  ------------

              FOREIGN GOVERNMENT BONDS -- 1.3%
 1,000,000    Canadian Global Bond,
               6.75%, 08/28/06 ...............      1,049,694     1,093,250
   900,000    Italy Global Bond,
               6.00%, 09/27/03 ...............        918,195       942,814
                                                 ------------  ------------

              TOTAL FOREIGN GOVERNMENT BONDS .      1,967,889     2,036,064
                                                 ------------  ------------
 PRINCIPAL
  AMOUNT                                             COST         VALUE
  ------                                             ----         -----
              U.S. GOVERNMENT OBLIGATIONS -- 12.2%
              U.S. TREASURY NOTES -- 12.2%
              U.S. Treasury Notes,
$1,500,000      6.63%, 04/30/02 ..............   $  1,507,584  $  1,536,331
 1,100,000      6.38%, 08/15/02 ..............      1,105,861     1,137,082
 3,000,000      7.25%, 05/15/04 ..............      3,125,600     3,308,907
 2,550,000      7.50%, 02/15/05 ..............      2,696,446     2,872,736
 2,100,000      7.00%, 07/15/06 ..............      2,214,547     2,379,481
   600,000      6.50%, 10/15/06 ..............        636,584       668,391
 1,445,000      6.63%, 05/15/07 ..............      1,472,649     1,626,980
 2,800,000      6.13%, 08/15/07 ..............      2,771,472     3,085,690
 2,720,000      6.00%, 08/15/09 ..............      2,690,328     2,992,109
                                                 ------------  ------------
                                                   18,221,071    19,607,707
                                                 ------------  ------------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ...................     18,221,071    19,607,707
                                                 ------------  ------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.9%
              FEDERAL HOME LOAN MORTGAGE CORP. -- 1.7%
              Federal Home Loan Mortgage Corp.,
 1,500,000      6.38%, 11/15/03 ..............      1,514,610     1,596,131
 1,000,000      6.63%, 09/15/09 ..............        970,652     1,101,876
                                                 ------------  ------------
                                                    2,485,262     2,698,007
                                                 ------------  ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.2%
              Federal National Mortgage Association,
 1,000,000      6.25%, 11/15/02 ..............        996,573     1,040,598
 1,625,000      6.50%, 08/15/04 ..............      1,619,987     1,751,825
 1,100,000      7.00%, 07/15/05 ..............      1,127,575     1,214,462
 1,000,000      6.00%, 05/15/08 ..............        959,556     1,066,924
 1,000,000      6.50%, 04/29/09 ..............        959,030     1,005,440
   800,000      7.13%, 06/15/10 ..............        846,118       910,331
   628,744      6.00%, 05/01/11 ..............        622,720       645,900
   786,470      7.00%, 11/01/14 ..............        798,130       819,618
                                                 ------------  ------------
                                                    7,929,689     8,455,098
                                                 ------------  ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ............     10,414,951    11,153,105
                                                 ------------  ------------
              TOTAL INVESTMENTS -- 96.3% .....   $154,213,054   154,686,066
                                                 ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 3.7% .....                    5,974,068
                                                               ------------
              NET ASSETS -- 100.0% ...........                 $160,660,134
                                                               ============
    --------------------
              For Federal tax purposes:
               Aggregate cost ................                 $154,762,350
                                                               ============
               Gross unrealized appreciation .                 $  9,166,111
               Gross unrealized depreciation .                   (9,242,395)
                                                               ------------
               Net unrealized depreciation ...                 $    (76,284)
                                                               ============

+     Non-income producing security.
CVO - Contingent Value Obligation.

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                             COST         VALUE
  ------                                             ----         -----
              ASSET BACKED SECURITIES -- 2.9%
  $225,000    GS Mortgage Securities Corp. II,
               97-GL Cl. A2D,
               6.94%, 07/13/30 ...............   $    231,738  $    239,087
                                                 ------------  ------------
              CORPORATE BONDS -- 30.3%
              DIVERSIFIED INDUSTRIAL -- 1.9%
   150,000    Tyco International Ltd.,
               6.38%, 06/15/05 ...............        153,361       155,951
                                                 ------------  ------------
              ENERGY AND UTILITIES: ELECTRIC -- 1.0%
    75,610    Niagara Mohawk Holdings Inc.,
               7.38%, 07/01/03 ...............         76,304        79,280
                                                 ------------  ------------
              ENERGY AND UTILITIES: OIL -- 1.6%
   125,000    Conoco Inc.,
               5.90%, 04/15/04 ...............        120,449       128,963
                                                 ------------  ------------
              ENTERTAINMENT -- 1.9%
   150,000    AOL Time Warner Inc.,
               6.13%, 04/15/06 ...............        149,715       155,008
                                                 ------------  ------------
              FINANCIAL SERVICES -- 15.5%
   125,000    Bank of America Corp.,
               5.88%, 02/15/09 ...............        119,608       125,283
   120,000    Citigroup Inc.,
               6.75%, 12/01/05 ...............        123,564       129,031
   225,000    General Electric Capital Corp.,
               7.50%, 05/15/05 ...............        228,044       248,234
   140,000    General Motors Acceptance Corp.,
               5.75%, 11/10/03 ...............        138,294       143,382
   150,000    Golden State Holdings,
               7.13%, 08/01/05 ...............        149,625       152,454
   125,000    Goldman Sachs Group Inc.,
               6.65%, 05/15/09 ...............        116,369       128,666
   200,000    International Bank for
               Reconstruction & Development,
               8.63%, 10/15/16 ...............        255,154       250,142
   100,000    Nipsco Capital Markets Inc.,
               7.39%, 04/01/04 ...............         98,494       105,467
                                                 ------------  ------------
                                                    1,229,152     1,282,659
                                                 ------------  ------------
              REAL ESTATE INVESTMENT TRUSTS -- 2.8%
   150,000    Archstone Communities Trust,
               7.20%, 03/01/13 ...............        144,904       152,841
    75,000    Kimco Realty Corp.,
               7.46%, 05/29/07 ...............         77,278        80,378
                                                 ------------  ------------
                                                      222,182       233,219
                                                 ------------  ------------
              RETAIL -- 4.0%
   120,000    Neiman Marcus Group Inc.,
               6.65%, 06/01/08 ...............        119,899       114,291
   200,000    Wal-Mart Stores Inc.,
               7.50%, 05/15/04 ...............        211,107       218,104
                                                 ------------  ------------
                                                      331,006       332,395
                                                 ------------  ------------
              TELECOMMUNICATIONS -- 1.6%
   125,000    GTE Corp.,
               6.46%, 04/15/08 ...............        127,474       128,951
                                                 ------------  ------------
              TOTAL CORPORATE BONDS ..........      2,409,643     2,496,426
                                                 ------------  ------------

 PRINCIPAL
  AMOUNT                                             COST         VALUE
  ------                                             ----         -----
              FOREIGN GOVERNMENT BONDS -- 3.9%
  $175,000    Canadian Global Bond,
               6.75%, 08/28/06 ...............   $    176,893  $    191,319
   125,000    Italy Global Bond,
               6.00%, 09/27/03 ...............        125,566       130,946
                                                 ------------  ------------
              TOTAL FOREIGN
               GOVERNMENT BONDS ..............        302,459       322,265
                                                 ------------  ------------

              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 27.1%
              FEDERAL HOME LOAN MORTGAGE CORP. -- 2.4%
   175,000    Federal Home Loan Mortgage Corp.,
               6.63%, 09/15/09 ...............        170,775       192,828
                                                 ------------  ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.2%
              FNMA,
   140,000     6.25%, 11/15/02 ...............        139,155       145,684
   100,000     5.75%, 04/15/03 ...............        103,080       104,315
   225,000     6.50%, 08/15/04 ...............        235,461       242,560
   180,000     7.00%, 07/15/05 ...............        184,969       198,730
   225,000     7.13%, 03/15/07 ...............        224,561       254,360
   175,000     7.13%, 06/15/10 ...............        182,748       199,135
    91,838     6.00%, 05/01/11 ...............         90,914        94,344
   150,000     6.00%, 05/15/11 ...............        152,967       158,297
   102,424     7.00%, 11/01/14 ...............        103,943       106,741
                                                 ------------  ------------
                                                    1,417,798     1,504,166
                                                 ------------  ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.6%
   300,000    Freddie Mac,
               Zero Coupon, 11/08/01 .........        299,205       299,186
                                                 ------------  ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.9%
   115,735    GNMA, Pool #427798,
               7.00%, 02/15/28 ...............        117,932       120,025
   117,200    GNMA, Pool #780977,
               7.50%, 12/15/28 ...............        115,107       122,366
                                                 ------------  ------------
                                                      233,039       242,391
                                                 ------------  ------------
              TOTAL U.S. GOVERNMENT
               AGENCY OBLIGATIONS ............      2,120,817     2,238,571
                                                 ------------  ------------
              U.S. GOVERNMENT OBLIGATIONS -- 39.4%
              U.S. TREASURY BILLS -- 2.1%
   175,000    U.S. Treasury Bills, 2.27% to 2.40%++,
               due 10/18/01 ..................        174,801       174,801
                                                 ------------  ------------
              U.S. TREASURY BONDS -- 17.4%
              U.S. Treasury Bonds,
   250,000     6.50%, 02/15/10 ...............        274,729       283,750
   330,000     7.25%, 05/15/16 ...............        376,923       396,825
   250,000     7.13%, 02/15/23 ...............        271,891       301,914
   415,000     6.13%, 11/15/27 ...............        429,252       451,086
                                                 ------------  ------------
                                                    1,352,795     1,433,575
                                                 ------------  ------------


                See accompanying notes to financial statements.

THE GABELLI WESTWOOD INTERMEDIATE BOND FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                             COST         VALUE
  ------                                             ----         -----
              U.S. TREASURY NOTES -- 19.9%
              U.S. Treasury Notes,
$  140,000      6.25%, 01/31/02 ..............     $  140,534    $  141,783
   200,000      6.25%, 06/30/02 ..............        202,670       205,624
   175,000      5.75%, 08/15/03 ..............        181,976       184,339
   200,000      7.25%, 05/15/04 ..............        213,511       220,594
   285,000      7.50%, 02/15/05 ..............        308,546       321,071
   265,000      6.63%, 05/15/07 ..............        271,554       298,374
   250,000      6.00%, 08/15/09 ..............        255,057       275,010
                                                   ----------    ----------
                                                    1,573,848     1,646,795
                                                   ----------    ----------
              TOTAL U.S. GOVERNMENT
               OBLIGATIONS ...................      3,101,444     3,255,171
                                                   ----------    ----------
 SHARES
 ------
              WARRANTS -- 0.0%
              ENERGY AND UTILITIES -- 0.0%
         8    Forman Petroleum Corp., Series A,
               expire 01/14/07+ (a) ..........              0             0
        25    Forman Petroleum Corp., Series B,
               expire 01/14/07+ (a) ..........              0             0
        25    Forman Petroleum Corp., Series C,
               expire 01/14/07+ (a) ..........              0             0
        25    Forman Petroleum Corp., Series D,
               expire 01/14/07+ (a) ..........              0             0
                                                   ----------    ----------
                                                            0             0
                                                   ----------    ----------

              TOTAL WARRANTS .................              0             0
                                                   ----------    ----------

              TOTAL INVESTMENTS -- 103.6%          $8,166,101     8,551,520
                                                   ==========
              OTHER ASSETS AND
               LIABILITIES (NET) -- (3.6%) ...                     (295,430)
                                                                 ----------
              NET ASSETS -- 100.0% ...........                   $8,256,090
                                                                 ==========
    --------------------
              For Federal tax purposes:
               Aggregate cost ................                   $8,169,951
                                                                 ==========
               Gross unrealized appreciation .                   $  392,209
               Gross unrealized depreciation .                      (10,640)
                                                                 ----------
               Net unrealized appreciation ...                   $  381,569
                                                                 ==========

+   Non-income producing security.
++  Represents annualized yield at date of purchase.
(a) Security fair valued under procedures established by the Board of Trustees.


                See accompanying notes to financial statements.

THE GABELLI WESTWOOD SMALLCAP EQUITY FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
    SHARES                                           COST         VALUE
    ------                                           ----         -----
              COMMON STOCKS -- 97.5%
              BUILDING AND CONSTRUCTION -- 1.1%
     9,400    Granite Construction Inc. ......   $    259,833  $    241,016
                                                 ------------  ------------
              BUSINESS SERVICES -- 3.5%
    12,600    Corporate Executives Board (The)+       416,424       328,608
    22,700    Titan Corp.+ ...................        430,921       444,920
                                                 ------------  ------------
                                                      847,345       773,528
                                                 ------------  ------------
              COMMUNICATIONS EQUIPMENT -- 0.9%
    10,400    Alpha Industries Inc.+ .........        363,753       201,448
                                                 ------------  ------------
              COMPUTER SOFTWARE AND SERVICES -- 10.7%
     8,900    Activision Inc.+ ...............        256,441       242,258
     2,100    CACI International Inc.+ .......        109,481       114,786
    14,300    Caminus Corp.+ .................        288,730       209,924
    23,000    HNC Software Inc.+ .............        597,565       430,100
    18,649    NetIQ Corp.+ ...................        533,083       424,638
    15,400    Perot Systems Corp., Cl. A+ ....        253,161       248,710
    22,700    Research in Motion Ltd.+ .......        575,073       365,016
    17,800    SmartForce plc, ADR+ ...........        523,167       291,208
                                                 ------------  ------------
                                                    3,136,701     2,326,640
                                                 ------------  ------------
              ELECTRONICS -- 6.6%
    13,750    Brooks Automation Inc.+ ........        596,280       365,613
     7,600    Elantec Semiconductor Inc.+ ....        250,479       174,420
    11,200    Engineered Support Systems Inc.         375,808       527,520
     7,600    Rudolph Technologies Inc.+ .....        304,145       187,416
     3,600    Woodward Governor Co. ..........        290,570       174,420
                                                 ------------  ------------
                                                    1,817,282     1,429,389
                                                 ------------  ------------
              ENERGY AND UTILITIES -- 12.1%
    14,100    Arch Coal Inc. .................        313,949       219,960
    16,500    Cleco Corp. ....................        389,489       340,065
     9,500    Evergreen Resources Inc.+ ......        359,550       322,525
    29,750    Key Energy Services Inc.+ ......        360,268       189,210
     8,600    Public Service Co. of New Mexico        270,996       216,806
    20,200    Spinnaker Exploration Co.+ .....        682,907       714,676
    24,200    Western Gas Resources Inc. .....        715,689       629,926
                                                 ------------  ------------
                                                    3,092,848     2,633,168
                                                 ------------  ------------
              EQUIPMENT AND SUPPLIES -- 4.0%
     9,100    FEI Co.+ .......................        311,022       197,925
    20,100    Flowserve Corp.+ ...............        466,041       396,975
    23,000    Milacron Inc. ..................        466,252       275,080
                                                 ------------  ------------
                                                    1,243,315       869,980
                                                 ------------  ------------
              FINANCIAL SERVICES -- 10.7%
     5,700    American Capital Strategies Ltd.        159,308       156,123
    11,962    Commerce Bancorp Inc. ..........        626,330       813,416
    14,700    First Midwest Bancorp Inc. .....        421,003       496,566
    19,500    HCC Insurance Holdings Inc. ....        493,140       512,850
    27,450    Sterling Bancshares Inc. .......        354,546       362,889
                                                 ------------  ------------
                                                    2,054,327     2,341,844
                                                 ------------  ------------
              FOOD AND BEVERAGE -- 5.7%
    15,000    CEC Entertainment Inc.+ ........        455,368       511,500
    11,600    Dole Food Co. Inc. .............        219,472       248,240
    16,600    Performance Food Group Co.+ ....        410,510       473,598
                                                 ------------  ------------
                                                    1,085,350     1,233,338
                                                 ------------  ------------

    SHARES                                           COST         VALUE
    ------                                           ----         -----
              HEALTH CARE -- 2.2%
    14,400    Cell Therapeutics Inc.+ ........   $    420,659  $    346,320
     4,200    Myriad Genetics Inc.+ ..........        122,723       128,688
                                                 ------------  ------------
                                                      543,382       475,008
                                                 ------------  ------------
              HEALTH CARE: PHARMACEUTICALS -- 14.0%
    13,000    Arena Pharmaceuticals Inc.+ ....        358,285       143,000
    14,600    Atrix Laboratories Inc.+ .......        327,644       343,097
     6,800    Charles River Laboratories
              International Inc.+ ............        200,930       240,516
     4,700    CIMA Labs Inc.+ ................        313,257       285,525
     8,275    First Horizon Pharmaceutical Corp.+     158,538       215,398
    14,400    ILEX Oncology Inc.+ ............        312,838       378,144
    16,300    Med-Design Corp. (The)+ ........        270,434       234,720
     9,000    Pharmaceutical Product
              Development Inc.+ ..............        221,663       263,610
    14,500    Scios Inc.+ ....................        337,817       242,440
     5,900    Surmodics Inc.+ ................        297,511       235,705
    13,600    Taro Pharmaceutical Industries Ltd.+    370,092       478,176
                                                 ------------  ------------
                                                    3,169,009     3,060,331
                                                 ------------  ------------
              HEALTH CARE: SERVICES -- 11.6%
     6,300    AdvancePCS+ ....................        303,858       452,214
    18,050    Apria Healthcare Group Inc.+ ...        448,307       467,495
    19,800    ArQule Inc.+ ...................        366,888       206,910
    28,200    CYTYC Corp.+ ...................        563,106       756,042
     6,800    Pediatrix Medical Group Inc.+ ..        243,446       277,372
     5,800    Varian Medical Systems Inc.+ ...        263,405       372,070
                                                 ------------  ------------
                                                    2,189,010     2,532,103
                                                 ------------  ------------
              RETAIL -- 11.3%
    18,300    Barnes & Noble Inc.+ ...........        446,189       660,630
    11,200    Borders Group Inc.+ ............        222,950       214,480
     8,100    Christopher & Banks Corp.+ .....        244,084       243,891
    17,300    Coldwater Creek Inc.+ ..........        468,134       316,590
    13,325    Cost Plus Inc.+ ................        325,044       244,647
     5,000    Fred's Inc. ....................        146,972       131,000
    17,500    Guitar Center Inc.+ ............        254,493       208,250
     8,500    Hot Topic Inc.+ ................        274,341       213,350
    17,400    Tweeter Home Entertainment
              Group Inc.+ ....................        455,836       237,336
                                                 ------------  ------------
                                                    2,838,043     2,470,174
                                                 ------------  ------------
              TRANSPORTATION -- 3.1%
    19,750    Kansas City Southern Industries Inc.    275,740       237,000
    24,850    Swift Transportation Co. Inc.+ .        508,258       439,845
                                                 ------------  ------------
                                                      783,998       676,845
                                                 ------------  ------------
              TOTAL COMMON STOCKS ............     23,424,196    21,264,812
                                                 ------------  ------------
              TOTAL INVESTMENTS -- 97.5% .....   $ 23,424,196    21,264,812
                                                 ============
              OTHER ASSETS AND LIABILITIES (NET) -- 2.5%            534,085
                                                               ------------
              NET ASSETS -- 100.0% ...........                 $ 21,798,897
                                                               ============
    --------------------
              For Federal tax purposes:
               Aggregate cost ................                 $ 23,838,087
                                                               ============
               Gross unrealized appreciation .                 $  1,648,339
               Gross unrealized depreciation .                   (4,221,614)
                                                               ------------
               Net unrealized depreciation ...                 $ (2,573,275)
                                                               ============
+     Non-income producing security.
ADR - American Depository Receipts.


                See accompanying notes to financial statements.

THE GABELLI WESTWOOD REALTY FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
    SHARES                                           COST         VALUE
    ------                                           ----         -----
              COMMON STOCKS -- 96.7%
              REAL ESTATE INVESTMENT TRUSTS -- 96.7%
              APARTMENTS -- 20.8%
     1,200    Apartment Investment &
                 Management Co., Cl. A .......   $     56,268  $     54,312
     3,500    Archstone Communities Trust ....         83,115        91,350
     1,200    Avalon Bay Communities Inc. ....         56,646        57,300
     2,000    Camden Property Trust ..........         63,687        74,200
     3,500    Equity Residential Properties Trust     177,876       204,400
     2,100    Mid-America Apartment
                 Communities Inc. ............         48,762        54,600
     1,500    Post Properties Inc. ...........         54,805        55,620
       700    Smith (Charles E.) Residential
                 Realty Inc. .................         31,556        36,050
     1,400    Summit Properties Inc. .........         34,911        36,750
     4,800    United Dominion Realty Trust Inc.        61,949        68,544
                                                 ------------  ------------
                                                      669,575       733,126
                                                 ------------  ------------
              COMMERCIAL -- 1.6%
     2,000    Prentiss Properties Trust ......         50,506        55,000
                                                 ------------  ------------
              DIVERSIFIED PROPERTY -- 7.4%
     1,200    Colonial Properties Trust ......         32,025        35,460
     3,066    Duke Realty Investments Inc. ...         73,021        72,633
     2,100    Liberty Property Trust .........         55,329        60,249
     2,300    Vornado Realty Trust ...........         86,828        91,310
                                                 ------------  ------------
                                                      247,203       259,652
                                                 ------------  ------------
              FINANCIAL SERVICES -- 1.6%
     4,000    Annaly Mortgage Management Inc.          51,197        57,800
                                                 ------------  ------------
              HEALTH CARE -- 6.4%
     2,500    Health Care Property Investors Inc.      78,740        96,125
     2,800    Healthcare Realty Trust Inc. ...         63,881        71,400
     2,300    Universal Health Realty
              Income Trust ...................         48,764        56,810
                                                 ------------  ------------
                                                      191,385       224,335
                                                 ------------  ------------
              HOTELS -- 4.1%
     3,800    Hospitality Properties Trust ...         97,438        91,504
     5,100    Host Marriott Corp. ............         55,816        35,955
     1,725    Meristar Hospitality Corp. .....         31,875        18,199
                                                 ------------  ------------
                                                      185,129       145,658
                                                 ------------  ------------
              INDUSTRIAL PROPERTY -- 5.3%
     2,300    AMB Property Corp. .............         53,520        56,350
     1,900    First Industrial Realty Trust Inc.       56,482        57,000
     3,500    ProLogis Trust .................         76,645        73,850
                                                 ------------  ------------
                                                      186,647       187,200
                                                 ------------  ------------
              MANUFACTURED HOMES -- 1.5%
      1,800   Manufactured Home
               Communities Inc. ..............         46,032        54,756
                                                 ------------  ------------
    SHARES                                           COST         VALUE
    ------                                           ----         -----
              OFFICE PROPERTY -- 26.1%
     1,400    Alexandria Real Estate
                Equities Inc. ................   $     49,153  $     55,230
     2,100    Arden Realty Inc. ..............         49,646        53,697
     2,400    Boston Properties Inc. .........         96,094        91,512
     2,600    Brandywine Realty Trust ........         50,136        55,458
     1,500    Cousins Properties Inc. ........         38,820        37,125
     3,000    Crescent Real Estate Equities Co.        67,970        64,350
    10,384    Equity Office Properties Trust .        309,659       332,288
     3,400    Great Lakes REIT Inc. ..........         58,411        55,420
     1,800    Highwoods Properties Inc. ......         43,681        44,550
     4,500    HRPT Properties Trust ..........         39,156        36,630
     1,800    Koger Equity Inc. ..............         28,148        31,140
     1,200    Mack-Cali Realty Corp. .........         32,431        37,200
       800    SL Green Realty Corp. ..........         22,577        25,216
                                                 ------------  ------------
                                                      885,882       919,816
                                                 ------------  ------------
              PUBLIC STORAGE -- 5.2%
     2,700    Public Storage Inc. ............         67,602        90,180
     1,400    Sovran Self Storage Inc. .......         32,322        38,640
     1,400    Storage USA Inc. ...............         46,905        55,440
                                                 ------------  ------------
                                                      146,829       184,260
                                                 ------------  ------------
              SHOPPING CENTERS -- 16.7%
     2,000    CBL & Associates Properties Inc.         53,575        54,500
     1,600    General Growth Properties Inc. .         54,545        55,632
     4,300    JDN Realty Corp. ...............         47,849        45,580
     1,500    Kimco Realty Corp. .............         62,308        72,825
     2,100    Pan Pacific Retail Properties Inc.       47,724        55,335
     3,600    Regency Centers Corp. ..........         80,962        92,700
     4,700    Simon Property Group Inc. ......        120,195       126,477
     1,800    Weingarten Realty Investors ....         79,619        87,480
                                                 ------------  ------------
                                                      546,777       590,529
                                                 ------------  ------------
              TOTAL COMMON STOCKS ............      3,207,162     3,412,132
                                                 ------------  ------------
              TOTAL INVESTMENTS -- 96.7% .....   $  3,207,162     3,412,132
                                                 ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 3.3% .....                      116,736
                                                               ------------
              NET ASSETS -- 100.0% ...........                 $  3,528,868
                                                               ============
    --------------------
              For Federal tax purposes:
               Aggregate cost ................                 $  3,265,510
                                                               ============
               Gross unrealized appreciation .                 $    234,350
               Gross unrealized depreciation .                      (87,728)
                                                               ------------
               Net unrealized appreciation ...                 $    146,622
                                                               ============

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES[SM] FUND
PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

    SHARES                                           COST         VALUE
    ------                                           ----         -----
              COMMON STOCKS -- 57.5%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.8%
    42,000    Scheib (Earl) Inc.+ ............   $    231,225  $     83,580
    18,000    TransPro Inc. ..................        104,119        54,900
                                                 ------------  ------------
                                                      335,344       138,480
                                                 ------------  ------------
              AVIATION: PARTS AND SERVICES -- 0.3%
     2,000    Aviall Inc.+ ...................         14,216        12,300
     3,500    Kaman Corp., Cl. A .............         60,690        46,340
                                                 ------------  ------------
                                                       74,906        58,640
                                                 ------------  ------------
              BROADCASTING -- 8.4%
    42,100    Acme Communications Inc.+ ......        284,506       294,700
    22,700    Beasley Broadcast Group Inc., Cl. A+    248,061       232,675
    17,000    Fox Kids Europe NV+ ............        203,787       201,267
    10,000    Granite Broadcasting Corp.+ ....         49,613        14,000
    36,000    Gray Communications
                 Systems Inc., Cl. B .........        397,757       476,280
    26,100    On Command Corp.+ ..............        134,915        57,159
    10,000    Salem Communications Corp., Cl. A+      192,844       195,000
                                                 ------------  ------------
                                                    1,511,483     1,471,081
                                                 ------------  ------------
              BUILDING AND CONSTRUCTION -- 1.0%
    30,000    Eagle Supply Group Inc.+ .......         74,805        39,000
     8,557    Homasote Co. ...................         62,469        84,714
     3,000    Huttig Building Products Inc.+ .         11,306        15,450
     5,000    Modtech Holdings Inc.+ .........         36,150        38,997
                                                 ------------  ------------
                                                      184,730       178,161
                                                 ------------  ------------
              BUSINESS SERVICES -- 3.0%
    50,000    Edgewater Technology Inc.+ .....        167,764       152,500
    80,000    Interep National Radio
                Sales Inc., Cl. A+ ...........        333,858       228,000
     8,000    Nashua Corp.+ ..................         91,198        43,600
       654    National Stock Yards Co.+ ......         63,400        57,225
    10,000    PubliCard Inc.+ ................         17,213         3,000
     2,500    StarTek Inc.+ ..................         47,787        43,725
                                                 ------------  ------------
                                                      721,220       528,050
                                                 ------------  ------------
              CABLE -- 1.5%
    13,500    Mercom Inc.+ (a) ...............        153,360       162,000
    45,500    UnitedGlobalCom Inc., Cl. A+ ...        276,590       105,560
                                                 ------------  ------------
                                                      429,950       267,560
                                                 ------------  ------------
              COMMUNICATIONS EQUIPMENT -- 0.4%
     7,000    Allen Telecom Inc.+ ............         42,412        60,900
                                                 ------------  ------------
              CONSUMER PRODUCTS -- 1.5%
    12,000    Ducati Motor Holding ADR .......        179,750       146,400
     3,000    Marine Products Corp.+ .........          6,913        12,300
     2,000    National Presto Industries Inc.          70,069        53,800
     5,000    Water Pik Technologies Inc.+ ...         38,990        40,000
                                                 ------------  ------------
                                                      295,722       252,500
                                                 ------------  ------------
              DIVERSIFIED INDUSTRIAL -- 1.9%
     3,000    Ampco-Pittsburgh Corp. .........         35,800        28,800
    13,500    Harbor Global Co. Ltd.+ ........         63,021       125,550
     2,000    Lamson & Sessions Co.+ .........         16,100         8,000
     6,250    RWC Inc. .......................        204,225       156,250
     5,000    WHX Corp.+ .....................         21,160         8,000
                                                 ------------  ------------
                                                      340,306       326,600
                                                 ------------  ------------

    SHARES                                           COST         VALUE
    ------                                           ----         -----
              EDUCATIONAL SERVICES -- 0.0%
    10,000    ProsoftTraining.com+ ...........   $     22,440  $      6,400
                                                 ------------  ------------
              ELECTRONICS -- 0.2%
     3,000    Lab-Volt Systems Inc.+ .........         17,250        18,188
     3,000    Oak Technology Inc.+ ...........          9,750        23,400
                                                 ------------  ------------
                                                       27,000        41,588
                                                 ------------  ------------
              ENERGY AND UTILITIES: ELECTRIC -- 4.5%
    10,400    Bangor Hydro-Electric Co. ......        166,795       276,952
    10,000    El Paso Electric Co.+ ..........         83,914       131,500
     7,100    Maine Public Service Co. .......        135,681       197,735
     7,700    Unitil Corp. ...................        204,810       186,725
                                                 ------------  ------------
                                                      591,200       792,912
                                                 ------------  ------------
              ENERGY AND UTILITIES: INTEGRATED -- 1.1%
     7,600    Florida Public Utilities Co. ...        116,317       118,180
     2,776    UtiliCorp United Inc. ..........         65,231        77,756
                                                 ------------  ------------
                                                      181,548       195,936
                                                 ------------  ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 6.1%
     8,000    Chesapeake Utilities Corp. .....        149,639       146,800
     5,121    Corning Natural Gas Corp. ......        120,038       107,541
     5,900    Delta Natural Gas Co. Inc. .....        107,193       118,000
    11,800    NUI Corp. ......................        287,310       241,074
    10,000    PetroCorp Inc.+ ................         90,430        89,000
     8,500    RGC Resources Inc. .............        167,731       166,005
     6,500    South Jersey Industries Inc. ...        184,356       199,225
                                                 ------------  ------------
                                                    1,106,697     1,067,645
                                                 ------------  ------------
              ENERGY AND UTILITIES: SERVICES -- 0.5%
     2,500    Petroleum Geo-Services ASA+ ....         38,225        15,750
     5,000    RPC Inc. .......................         25,212        62,150
                                                 ------------  ------------
                                                       63,437        77,900
                                                 ------------  ------------
              ENERGY AND UTILITIES: WATER -- 2.7%
     7,300    Artesian Resources Corp., Cl. A         176,619       191,041
     1,500    Birmingham Utilities Inc. ......         27,266        23,850
     2,760    California Water Service Group .         61,330        74,520
     1,000    Consolidated Water Co. Ltd. ....          7,500        11,000
     1,900    SJW Corp. ......................        121,745       155,610
       300    Torrington Water Co. ...........         12,375        15,150
                                                 ------------  ------------
                                                      406,835       471,171
                                                 ------------  ------------
              ENTERTAINMENT -- 1.5%
     2,000    Canterbury Park Holding Corp.+ .         12,655        12,040
     2,000    Fisher Communications Inc. .....        136,870       104,000
    30,000    GC Companies Inc.+ .............         66,456        15,900
    10,000    Integrity Inc., Cl. A+ .........         60,267        77,500
     4,000    LodgeNet Entertainment Corp. ...         44,021        43,960
                                                 ------------  ------------
                                                      320,269       253,400
                                                 ------------  ------------
              ENVIRONMENTAL SERVICES -- 0.3%
     1,000    Catalytica Energy Systems Inc.+          16,187         7,660
    10,500    Strategic Diagnostics Inc.+ ....         57,577        47,775
                                                 ------------  ------------
                                                       73,764        55,435
                                                 ------------  ------------
              EQUIPMENT AND SUPPLIES -- 1.9%
     5,000    Azz Inc. .......................         74,671        75,000
     5,000    Baldwin Technology Co. Inc., Cl. A+       9,153         4,750
    29,000    Core Materials Corp. ...........         72,599        34,800
     4,500    Eastern Co. ....................         76,419        56,475
     2,300    Lakeland Industries Inc.+ ......         13,782        19,550


                See accompanying notes to financial statements.

THE GABELLI WESTWOOD MIGHTY MITES[SM]FUND
PORTFOLIO OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2001
--------------------------------------------------------------------------------
    SHARES                                           COST         VALUE
    ------                                           ----         -----
              COMMON STOCKS (CONTINUED)
              EQUIPMENT AND SUPPLIES (CONTINUED)
    28,000    Raytech Corp.+ .................   $     97,957  $     58,240
    13,000    SL Industries Inc. .............        149,893        73,970
     1,000    SRS Labs Inc.+ .................          5,500         3,900
                                                 ------------  ------------
                                                      499,974       326,685
                                                 ------------  ------------
              FINANCIAL SERVICES -- 5.4%
     4,200    Berkshire Bancorp Inc. .........        134,846       114,450
     5,000    BKF Capital Group Inc. .........         86,646       135,000
    10,100    Crazy Woman Creek Bancorp Inc. .        129,666       126,250
     1,000    Danielson Holding Corp.+ .......          5,050         3,730
     4,000    Fidelity National Corp. ........         30,375        26,000
     5,815    FleetBoston Financial Corp. ....        104,495       213,701
     8,700    Hanmi Financial Corp.+ .........        126,782       118,320
     4,000    J Net Enterprises Inc. .........         16,107        16,000
     3,200    Resource Bankshares Corp. ......         51,204        50,400
    12,000    Vail Banks Inc. ................        116,240       130,920
                                                 ------------  ------------
                                                      801,411       934,771
                                                 ------------  ------------
              FOOD AND BEVERAGE -- 2.2%
     8,500    Boston Beer Co. Inc., Cl. A+ ...         69,850        99,960
     5,000    CoolBrands International Inc.+ .          6,746         5,824
     3,000    Genesee Corp., Cl. B ...........         65,063        71,850
       400    J & J Snack Foods Corp.+ .......          6,216         7,500
    36,500    Pepsi-Gemex SA, GDR+ ...........        222,705       191,625
     1,100    Sanfilippo (John B.) & Son Inc.+          6,376         5,665
                                                 ------------  ------------
                                                      376,956       382,424
                                                 ------------  ------------
              HEALTH CARE -- 2.6%
     4,200    Arkopharma .....................        184,887       168,300
     1,000    Boiron SA ......................         59,093        63,704
     6,000    Matrix Pharmaceutical Inc.+ ....         23,313         3,480
     4,000    SRI / Surgical Express Inc.+ ...         29,906       119,000
    11,000    Women First HealthCare Inc.+ ...          8,938        90,750
                                                 ------------  ------------
                                                      306,137       445,234
                                                 ------------  ------------
              HOME FURNISHINGS -- 0.0%
    20,000    Carlyle Industries Inc.+ .......         20,350         6,300
                                                 ------------  ------------
              HOTELS AND GAMING -- 1.2%
        27    Fair Grounds Corp. .............        163,460       201,825
     1,000    Magna Entertainment Corp., Cl. A+         7,500         6,060
                                                 ------------  ------------
                                                      170,960       207,885
                                                 ------------  ------------
              PUBLISHING -- 0.3%
     7,000    Thomas Nelson Inc.+ ............         52,610        59,360
                                                 ------------  ------------
              REAL ESTATE -- 2.2%
     2,508    Biloxi Marsh Lands Corp. .......         20,624        24,453
    12,000    Calcasieu Real Estate & Oil Co. Inc.+    66,250        65,700
        84    Case Pomeroy & Co. Inc., Cl. A .         78,375        80,346
        82    Case Pomeroy & Co. Inc., Cl. B .         98,986        81,016
     7,800    Gyrodyne Company of America Inc.        140,463       132,210
                                                 ------------  ------------
                                                      404,698       383,725
                                                 ------------  ------------
              RETAIL -- 0.2%
     4,000    Lillian Vernon Corp. ...........         62,200        31,600
                                                 ------------  ------------
              SPECIALTY CHEMICALS -- 1.9%
     5,080    General Chemical Group Inc. ....         35,746        12,192
    10,000    Material Sciences Corp.+ .......         87,531        83,000
    37,000    Omnova Solutions Inc. ..........        219,150       231,250
                                                 ------------  ------------
                                                      342,427       326,442
                                                 ------------  ------------

    SHARES                                           COST         VALUE
    ------                                           ----         -----
              TELECOMMUNICATIONS -- 3.5%
    30,000    Adelphia Business Solutions Inc.+  $    110,977  $     31,800
     2,500    Community Service
              Communications .................         43,750        37,500
    11,000    Conestoga Enterprises Inc. .....        205,012       252,450
    17,375    CoreComm Ltd.+ .................         21,095         1,564
    39,500    Electric Lightwave Inc., Cl. A+         106,190        18,170
        80    Horizon Telecom Inc.+ ..........          9,250        14,480
       339    Horizon Telecom Inc., Cl. B+ (a)         39,073        61,359
       500    Lexcom Telephone Co. ...........         20,000        25,000
     1,892    New Ulm Telecom Inc. ...........         58,690        54,868
     3,500    Shenandoah Telecommunications Co.        87,087       121,800
                                                 ------------  ------------
                                                      701,124       618,991
                                                 ------------  ------------
              WIRELESS COMMUNICATIONS -- 0.4%
     5,000    Filtronic plc ..................         17,431        12,603
     4,000    Leap Wireless International Inc.+        24,000        62,800
       152    TeleCorp PCS Inc., Cl. A+ ......          3,600         1,680
                                                 ------------  ------------
                                                       45,031        77,083
                                                 ------------  ------------
              TOTAL COMMON STOCKS ............     10,513,141    10,044,859
                                                 ------------  ------------

              CONVERTIBLE PREFERRED STOCKS -- 0.1%
              DIVERSIFIED INDUSTRIAL -- 0.1%
     3,500    WHX Corp., 6.50% Cv. Pfd., Series A      24,415        18,550
                                                 ------------  ------------

              WARRANTS -- 0.0%
              BUILDING AND CONSTRUCTION -- 0.0%
       400    Eagle Supply Group Inc.,
               expire 03/15/04+ ..............            450            52
                                                 ------------  ------------
              BUSINESS SERVICES -- 0.0%
     1,666    MindArrow Systems Inc.,
               expire 08/03/05+ (a) ..........              0             0
                                                 ------------  ------------
              TOTAL WARRANTS .................            450            52
                                                 ------------  ------------
PRINCIPAL
 AMOUNT
 ------
              U.S. GOVERNMENT OBLIGATIONS -- 37.6%
$6,588,000    U.S. Treasury Bills,
               2.13% to 3.63%++,
               due 10/04/01 to 11/29/01 ......      6,572,151     6,574,028
                                                 ------------  ------------
              TOTAL INVESTMENTS -- 95.2% ......  $ 17,110,157    16,637,489
                                                 ============
              OTHER ASSETS AND
               LIABILITIES (NET) -- 4.8% .....                      836,459
                                                               ------------
              NET ASSETS -- 100.0% ...........                  $17,473,948
                                                               ============
    --------------------
              For Federal tax purposes:
               Aggregate cost ................                  $17,130,931
                                                               ============
               Gross unrealized appreciation .                  $ 1,222,932
               Gross unrealized depreciation .                   (1,716,374)
                                                               ------------
               Net unrealized depreciation ...                  $  (493,442)
                                                               ============

+     Non-income producing security.
++    Represents annualized yield at date of purchase.
(a) Security fair valued under procedures established by the Board of Trustees.
GDR - Global Depository Receipts.
ADR - American Depository Receipts.

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

                                               EQUITY       BALANCED    INTERMEDIATE    SMALLCAP      REALTY        MIGHTY
                                                FUND          FUND        BOND FUND    EQUITY FUND     FUND       MITES(SM)FUND
                                            ------------  ------------  ------------  ------------  ------------  ------------
ASSETS:
   Investments, at value
      (Cost $277,883,922, $154,213,054,
      $8,166,101, $23,424,196, $3,207,162
      and $17,110,157, respectively)        $264,864,287  $154,686,066  $  8,551,520  $ 21,264,812  $  3,412,132  $ 16,637,489
   Cash ..................................     3,407,360     4,436,114       225,324       348,797       263,923       107,005
   Dividends and interest receivable .....       272,810       963,464       123,021         8,658        22,945        16,853
   Receivable for Fund shares sold .......       572,700       186,252           188         7,279        63,156       111,195
   Receivable for investments sold .......            --     4,806,837            --       606,445         6,093       835,638
   Receivable from advisor ...............            --            --        20,980        13,556        33,477        15,544
   Deferred organizational expense .......            --            --            --         1,288         1,764        15,275
   Other assets ..........................         3,843         2,822           737         1,049           673           848
                                            ------------  ------------  ------------  ------------  ------------  ------------
   TOTAL ASSETS ..........................   269,121,000   165,081,555     8,921,770    22,251,884     3,804,163    17,739,847
                                            ------------  ------------  ------------  ------------  ------------  ------------
LIABILITIES:
   Dividends payable .....................            --            --         4,005            --            --            --
   Payable for Fund shares redeemed ......       507,805        33,518       566,636            99        24,595         9,063
   Payable for investments purchased .....       231,556     4,191,703        74,892       424,683       238,310       228,110
   Payable for investment advisory fees ..       226,662       101,195            --            --            --            --
   Payable for distribution fees .........        57,128        35,095         1,744         4,699           716         3,862
   Other accrued expenses ................       115,431        59,910        18,403        23,506        11,674        24,864
                                            ------------  ------------  ------------  ------------  ------------  ------------
   TOTAL LIABILITIES .....................     1,138,582     4,421,421       665,680       452,987       275,295       265,899
                                            ------------  ------------  ------------  ------------  ------------  ------------
   NET ASSETS ............................  $267,982,418  $160,660,134  $  8,256,090  $ 21,798,897  $  3,528,868  $ 17,473,948
                                            ============  ============  ============  ============  ============  ============
NET ASSETS CONSIST OF:
   Shares of beneficial interest,
      at par value .......................  $     32,206  $     15,447  $        763  $      2,461  $        362  $      1,590
   Additional paid-in capital ............   285,139,453   162,168,353     8,310,647    33,310,454     3,579,188    18,085,614
   Accumulated net investment income .....       894,633            --            --            --        17,660       105,589
   Accumulated net realized loss
      on investments .....................    (5,064,239)   (1,996,678)     (440,739)   (9,354,634)     (273,312)     (246,311)
   Net unrealized appreciation
      (depreciation) on investments ......   (13,019,635)      473,012       385,419    (2,159,384)      204,970      (472,534)
                                            ------------  ------------  ------------  ------------  ------------  ------------
   TOTAL NET ASSETS ......................  $267,982,418  $160,660,134  $  8,256,090  $ 21,798,897  $  3,528,868  $ 17,473,948
                                            ============  ============  ============  ============  ============  ============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Shares of beneficial interest
      outstanding ($0.001 par value) .....    31,949,492    14,822,193       752,115     2,457,336       361,199     1,584,089
                                            ============  ============  ============  ============  ============  ============
   NET ASSET VALUE, offering and redemption
      price per share ....................         $8.32        $10.40        $10.82         $8.86         $9.76        $10.99
                                                   =====        ======        ======         =====         =====        ======
   CLASS A:
   Shares of beneficial interest
      outstanding ($0.001 par value) .....       252,917       623,945         8,568                         306         4,280
                                                 =======       =======         =====                         ===         =====
   NET ASSET VALUE and redemption
      price per share ....................         $8.29        $10.37        $10.82                       $9.76        $10.97
                                                   =====        ======        ======                       =====        ======
   Maximum offering price per share
      (NAV / 0.96, based on maximum
      sales charge of 4.00% of the
      offering price at September 30, 2001)        $8.64        $10.80        $11.27                      $10.17        $11.43
                                                   =====        ======        ======                      ======        ======
   CLASS B:
   Shares of beneficial interest
      outstanding ($0.001 par value)               3,254           211         2,155         3,471                         377
                                                   =====           ===         =====         =====                         ===
   NET ASSET VALUE  and offering
      price per share                              $8.29(a)     $10.40(a)     $10.82(a)      $8.83(a)                   $10.96(a)
                                                   =====        ======        ======         =====                      ======
   CLASS C:
   Shares of beneficial interest
      outstanding ($0.001 par value)                 488           659                                                   1,743
                                                     ===           ===                                                   =====
   NET ASSET VALUE and offering
      price per share                              $8.28(a)     $10.40(a)                                               $10.98(a)
                                                   =====        ======                                                  ======
----------------------------

(a)   Redemption price varies based on length of time held.

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2001
--------------------------------------------------------------------------------

                                               EQUITY       BALANCED    INTERMEDIATE    SMALLCAP      REALTY        MIGHTY
                                                FUND          FUND        BOND FUND    EQUITY FUND     FUND       MITES(SM)FUND
                                            ------------  ------------  ------------  ------------  ------------  ------------
INVESTMENT INCOME:
   Dividends .............................  $  4,929,317  $  1,920,034  $         --  $     65,529  $    169,486  $    201,702
   Interest ..............................            --     3,722,383       436,785            --            --       183,144
                                            ------------  ------------  ------------  ------------  ------------  ------------
   TOTAL INVESTMENT INCOME ...............     4,929,317     5,642,417       436,785        65,529       169,486       384,846
                                            ------------  ------------  ------------  ------------  ------------  ------------
EXPENSES:
   Investment advisory fees ..............     2,647,148     1,252,051        44,425       277,803        29,352       155,460
   Distribution fees -- Class AAA ........       656,006       399,140        18,449        69,424         7,309        38,732
   Distribution fees -- Class A ..........        11,498        36,414            46            --            59           245
   Distribution fees -- Class B ..........            97            11           113           109            --            13
   Distribution fees -- Class C ..........            29             1             2            --            --            28
   Legal and audit fees ..................        45,259        38,213        19,855        23,832         9,701        29,403
   Custodian fees ........................        43,192        33,995         7,117        25,930        13,865        15,019
   Shareholder services fees .............       237,563       108,944        10,900        20,111         4,974        22,357
   Registration fees .....................        72,714        51,193        44,861        52,662        63,352        61,737
   Shareholder report expenses ...........        60,818        35,135         1,946         6,153           487         5,843
   Organizational expenses ...............            --            --            --         2,515         1,767         9,505
   Trustee fees ..........................         9,848         6,657           272         1,145            93           605
   Miscellaneous expenses ................        12,201         8,474         1,709         2,962         1,561         2,732
                                            ------------  ------------  ------------  ------------  ------------  ------------
   TOTAL EXPENSES ........................     3,796,373     1,970,228       149,695       482,646       132,520       341,679
                                            ------------  ------------  ------------  ------------  ------------  ------------
   LESS:
   Expense reimbursements ................            --            --       (70,585)      (40,920)      (84,213)     (105,394)
   Custodian fee credits .................       (43,192)      (33,071)       (5,035)      (24,674)       (4,270)       (3,187)
                                            ------------  ------------  ------------  ------------  ------------  ------------
   TOTAL REIMBURSEMENTS AND CREDITS ......       (43,192)      (33,071)      (75,620)      (65,594)      (88,483)     (108,581)
                                            ------------  ------------  ------------  ------------  ------------  ------------
   TOTAL NET EXPENSES ....................     3,753,181     1,937,157        74,075       417,052        44,037       233,098
                                            ------------  ------------  ------------  ------------  ------------  ------------
   NET INVESTMENT INCOME (LOSS) ..........     1,176,136     3,705,260       362,710      (351,523)      125,449       151,748
                                            ------------  ------------  ------------  ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) on investments    (1,564,975)     (163,589)       47,450    (8,068,229)      136,618       (72,306)
   Net change in unrealized appreciation
      (depreciation) on investments ......   (47,322,851)  (14,176,811)      485,527    (7,357,058)       34,883      (923,162)
                                            ------------  ------------  ------------  ------------  ------------  ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS                         (48,887,826)  (14,340,400)      532,977   (15,425,287)      171,501      (995,468)
                                            ------------  ------------  ------------  ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                $(47,711,690) $(10,635,140) $    895,687  $(15,776,810) $    296,950  $   (843,720)
                                            ============  ============  ============  ============  ============  ============

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  EQUITY FUND                      BALANCED FUND
                                                                 ------------                      -------------
                                                         FOR THE YEAR ENDED SEPTEMBER 30, FOR THE YEAR ENDED SEPTEMBER 30,
                                                        --------------------------------  --------------------------------
                                                               2001           2000              2001           2000
                                                               ----           ----              ----           ----
OPERATIONS:
   Net investment income (loss) .......................... $  1,176,136   $     (2,155)     $  3,705,260   $  3,409,452
   Net realized gain (loss) on investment transactions ...   (1,564,975)    25,882,023          (163,589)    13,222,898
   Net change in unrealized appreciation (depreciation)
      on investments .....................................  (47,322,851)     4,190,659       (14,176,811)     2,577,133
                                                           ------------   ------------      ------------   ------------
   Net increase (decrease) in net assets
      resulting from operations ..........................  (47,711,690)    30,070,527       (10,635,140)    19,209,483
                                                           ------------   ------------      ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class AAA ..........................................     (257,876)      (302,833)       (3,635,369)    (3,247,703)
      Class A ............................................           --             --          (144,304)      (172,185)
      Class B ............................................           --             --               (16)            --
                                                           ------------   ------------      ------------   ------------
                                                               (257,876)      (302,833)       (3,779,689)    (3,419,888)
                                                           ------------   ------------      ------------   ------------
   In excess of net investment income
      Class AAA ..........................................           --        (22,008)               --             --
                                                           ------------   ------------      ------------   ------------
                                                                     --        (22,008)               --             --
                                                           ------------   ------------      ------------   ------------
   Net realized gain on investment transactions
      Class AAA ..........................................  (25,966,110)   (17,441,545)      (12,658,294)   (10,466,471)
      Class A ............................................     (257,434)      (240,928)         (642,947)      (609,682)
                                                           ------------   ------------      ------------   ------------
                                                            (26,223,544)   (17,682,473)      (13,301,241)   (11,076,153)
                                                           ------------   ------------      ------------   ------------
      Total distributions to shareholders ................  (26,481,420)   (18,007,314)      (17,080,930)   (14,496,041)
                                                           ------------   ------------      ------------   ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ..........................................  175,131,215     81,135,460        69,230,109     30,921,934
      Class A ............................................      677,729        255,688           530,320        412,304
      Class B ............................................       29,910             --             2,364             --
      Class C ............................................        5,000             --             6,700             --
                                                           ------------   ------------      ------------   ------------
                                                            175,843,854     81,391,148        69,769,493     31,334,238
                                                           ------------   ------------      ------------   ------------
   Proceeds from reinvestment of dividends
      Class AAA ..........................................   25,018,078     17,107,065        15,779,611     13,256,283
      Class A ............................................      253,313        235,889           602,855        633,532
      Class B ............................................           --             --                16             --
                                                           ------------   ------------      ------------   ------------
                                                             25,271,391     17,342,954        16,382,482     13,889,815
                                                           ------------   ------------      ------------   ------------
   Cost of shares redeemed
      Class AAA ..........................................  (64,843,765)   (61,115,587)      (43,671,838)   (69,596,123)
      Class A ............................................     (322,528)      (713,375)       (1,173,637)    (2,997,685)
                                                           ------------   ------------      ------------   ------------
                                                            (65,166,293)   (61,828,962)      (44,845,475)   (72,593,808)
                                                           ------------   ------------      ------------   ------------
   Net increase (decrease) in net assets from
      shares of beneficial interest transactions .........  135,948,952     36,905,140        41,306,500    (27,369,755)
                                                           ------------   ------------      ------------   ------------
   Net increase (decrease) in net assets .................   61,755,842     48,968,353        13,590,430    (22,656,313)
NET ASSETS:
   Beginning of period ...................................  206,226,576    157,258,223       147,069,704    169,726,017
                                                           ------------   ------------      ------------   ------------
   End of period ......................................... $267,982,418   $206,226,576      $160,660,134   $147,069,704
                                                           ============   ============      ============   ============
   Undistributed net investment income ................... $    894,633   $         --      $         --   $     34,025
                                                           ============   ============      ============   ============

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                             INTERMEDIATE BOND FUND             SMALLCAP EQUITY FUND
                                                         FOR THE YEAR ENDED SEPTEMBER 30, FOR THE YEAR ENDED SEPTEMBER 30,
                                                        --------------------------------  --------------------------------
                                                               2001           2000              2001           2000
                                                               ----           ----              ----           ----
OPERATIONS:
   Net investment income (loss) .......................... $    362,710   $    313,749      $   (351,523)  $   (427,143)
   Net realized gain (loss) on investment transactions ...       47,450       (116,187)       (8,068,229)     7,258,848
   Net change in unrealized appreciation (depreciation)
      on investments .....................................      485,527        165,410        (7,357,058)      (121,098)
                                                           ------------   ------------      ------------   ------------
   Net increase (decrease) in net assets
      resulting from operations ..........................      895,687        362,972       (15,776,810)     6,710,607
                                                           ------------   ------------      ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ..........................................     (361,599)      (313,749)               --             --
      Class A ............................................         (605)            --                --             --
      Class B ............................................         (460)            --                --             --
      Class C ............................................           (5)            --                --             --
                                                           ------------   ------------      ------------   ------------
                                                               (362,669)      (313,749)               --             --
                                                           ------------   ------------      ------------   ------------
   In excess of net investment income
      Class AAA ..........................................           --            (41)               --             --
                                                           ------------   ------------      ------------   ------------
                                                                     --            (41)               --             --
                                                           ------------   ------------      ------------   ------------
   Net realized gain on investment transactions
      Class AAA ..........................................           --             --        (7,390,090)    (1,022,838)
                                                           ------------   ------------      ------------   ------------
                                                                     --             --        (7,390,090)    (1,022,838)
                                                           ------------   ------------      ------------   ------------
   Return of capital
      Class AAA ..........................................           --             --          (700,170)            --
                                                           ------------   ------------      ------------   ------------
                                                                     --             --          (700,170)            --
                                                           ------------   ------------      ------------   ------------
   Total distributions to shareholders ...................     (362,669)      (313,790)       (8,090,260)    (1,022,838)
                                                           ------------   ------------      ------------   ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ..........................................    9,958,707      1,099,707        20,017,072     33,361,801
      Class A ............................................       90,201             --                --             --
      Class B ............................................       22,242             --            38,420             --
      Class C ............................................        9,559             --                --             --
                                                           ------------   ------------      ------------   ------------
                                                             10,080,709      1,099,707        20,055,492     33,361,801
                                                           ------------   ------------      ------------   ------------
   Proceeds from reinvestment of dividends
      Class AAA ..........................................      313,068        271,492         8,003,596      1,013,812
      Class A ............................................          605             --                --             --
      Class B ............................................          459             --                --             --
      Class C ............................................           --             --                --             --
                                                           ------------   ------------      ------------   ------------
                                                                314,132        271,492         8,003,596      1,013,812
                                                           ------------   ------------      ------------   ------------
   Cost of shares redeemed
      Class AAA ..........................................   (9,113,671)    (1,182,888)      (17,303,632)   (25,513,729)
      Class B ............................................           --             --              (209)            --
      Class C ............................................       (9,559)            --                --             --
                                                           ------------   ------------      ------------   ------------
                                                             (9,123,230)    (1,182,888)      (17,303,841)   (25,513,729)
                                                           ------------   ------------      ------------   ------------
   Net increase in net assets from
      shares of beneficial interest transactions .........    1,271,611        188,311        10,755,247      8,861,884
                                                           ------------   ------------      ------------   ------------
   Net increase (decrease) in net assets .................    1,804,629        237,493       (13,111,823)    14,549,653

NET ASSETS:
Beginning of period ......................................    6,451,461      6,213,968        34,910,720     20,361,067
                                                           ------------   ------------      ------------   ------------
   End of period ......................................... $  8,256,090   $  6,451,461      $ 21,798,897   $ 34,910,720
                                                           ============   ============      ============   ============

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
--------------------------------------------------------------------------------

                                                                   REALTY FUND                   MIGHTY MITES(SM)FUND
                                                         FOR THE YEAR ENDED SEPTEMBER 30, FOR THE YEAR ENDED SEPTEMBER 30,
                                                        --------------------------------  --------------------------------
                                                               2001           2000              2001           2000
                                                               ----           ----              ----           ----
OPERATIONS:
   Net investment income ................................. $    125,449   $     90,117      $    151,748   $     54,149
   Net realized gain (loss) on investment transactions ...      136,618       (184,630)          (72,306)     2,668,632
   Net change in unrealized appreciation
      (depreciation) on investments ......................       34,883        507,201          (923,162)      (181,125)
                                                           ------------   ------------      ------------   ------------
   Net increase (decrease) in net assets
      resulting from operations ..........................      296,950        412,688          (843,720)     2,541,656
                                                           ------------   ------------      ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ..........................................     (113,298)       (76,383)          (89,205)       (85,390)
      Class A ............................................          (59)            --              (228)            --
                                                           ------------   ------------      ------------   ------------
                                                               (113,357)       (76,383)          (89,433)       (85,390)
                                                           ------------   ------------      ------------   ------------
   In excess of net investment income
      Class AAA ..........................................           --         (4,237)               --             --
                                                           ------------   ------------      ------------   ------------
                                                                     --         (4,237)               --             --
                                                           ------------   ------------      ------------   ------------
   Net realized gain on investment transactions
      Class AAA ..........................................           --             --        (2,641,964)    (1,366,241)
      Class A ............................................           --             --            (8,512)            --
                                                           ------------   ------------      ------------   ------------
                                                                     --             --        (2,650,476)    (1,366,241)
                                                           ------------   ------------      ------------   ------------
   Total distributions to shareholders ...................     (113,357)       (80,620)       (2,739,909)    (1,451,631)
                                                           ------------   ------------      ------------   ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
   Proceeds from shares issued
      Class AAA ..........................................    1,964,823      3,741,651        10,722,665     13,287,843
      Class A ............................................      168,184             --               134         47,993
      Class B ............................................           --             --             4,490             --
      Class C ............................................           --             --            21,229             --
                                                           ------------   ------------      ------------   ------------
                                                              2,133,007      3,741,651        10,748,518     13,335,836
                                                           ------------   ------------      ------------   ------------
   Proceeds from reinvestment of dividends
      Class AAA ..........................................       81,122         55,378         2,649,998      1,430,533
      Class A ............................................           59             --             8,740             --
                                                           ------------   ------------      ------------   ------------
                                                                 81,181         55,378         2,658,738      1,430,533
                                                           ------------   ------------      ------------   ------------
   Cost of shares redeemed
      Class AAA ..........................................   (1,556,095)    (3,068,215)       (7,563,352)   (10,848,095)
      Class A ............................................     (157,561)            --                --             --
                                                           ------------   ------------      ------------   ------------
                                                             (1,713,656)    (3,068,215)       (7,563,352)   (10,848,095)
                                                           ------------   ------------      ------------   ------------
   Net increase in net assets from
      shares of beneficial interest transactions .........      500,532        728,814         5,843,904      3,918,274
                                                           ------------   ------------      ------------   ------------
   Net increase in net assets ............................      684,125      1,060,882         2,260,275      5,008,299
NET ASSETS:
   Beginning of period ...................................    2,844,743      1,783,861        15,213,673     10,205,374
                                                           ------------   ------------      ------------   ------------
      End of period ...................................... $  3,528,868   $  2,844,743      $ 17,473,948   $ 15,213,673
                                                           ============   ============      ============   ============
      Undistributed net investment income ................ $     17,660   $       --        $    105,589   $     38,546
                                                           ============   ============      ============   ============

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Westwood Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and currently consists of six active separate investment portfolios: Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund (collectively, the "Funds"), each with four classes of shares known as the Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. No shares of SmallCap Equity Fund Class A and Class C and Reality Fund Class B and Class C were outstanding as of September 30, 2001. The Gabelli Westwood Cash Management Fund has not commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange, quoted by the National Association of Securities Dealers Automated Quotations, Inc. ("Nasdaq") or traded in the U.S.
over-the-counter market for which market quotations are readily available are valued at the last quoted sale price on that exchange or market as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors so determines, by such other method as the Board of Directors shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser"). Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors. Short term debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determine such does not reflect the securities fair value, in which case these securities will be valued at their fair value as determined by the Directors. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Options are valued at the last sale price on the exchange on which they are listed. If no sales of such options have taken place that day, they will be valued at the mean between their closing bid and asked prices.

ACCOUNTING FOR REAL ESTATE INVESTMENT TRUSTS. The Funds own shares of real estate investment trusts ("REITS") which report information on the source of their distributions annually. Distributions received from REITS during the year which are known to be a return of capital are recorded as a reduction to the cost of the individual REIT.

OPTIONS. The Trust may purchase or write call or put options on securities or indices. As a writer of call options, the Trust receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Trust would incur a loss if the price of the underlying financial instrument increases between

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
the date the option is written and the date on which the option is terminated. The Trust would realize a gain, to the extent of the premium, if the price of the financial instrument decreases between those dates.

As a purchaser of put options, the Trust pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Trust would realize a gain upon sale or exercise. If the price of the underlying security increases, the Trust would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

The option activity for the Mighty Mites Fund for the year ended September 30, 2001 was as follows:
                                                      NUMBER OF
                                                      CONTRACTS         PREMIUMS
                                                      ---------         --------
Call options outstanding at September 30, 2000 ......     --                 --
Call options written during the period ..............    100            $ 8,410
Call options expired during the period ..............     --                 --
Call options closed during the period ...............   (100)            (8,410)
                                                        ----            -------
Call options outstanding at September 30, 2001 ......     --            $   --
                                                        ====            =======

FOREIGN CURRENCY TRANSLATION. The books and records of the Trust are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Trust and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends from net investment income are declared and paid annually for the Equity Fund, SmallCap Equity Fund and Mighty Mites Fund, and quarterly for the Balanced Fund and Realty Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
For the year ended September 30, 2001, the following reclassifications were made to increase (decrease) such accounts with offsetting adjustments to additional paid-in-capital. These reclassifications related primarily to distributions from Real Estate Investment Trusts, net operating losses and nondeductible organizational costs.

                           ACCUMULATED UNDISTRIBUTED      ACCUMULATED REALIZED
                         NET INVESTMENT INCOME (LOSS) GAIN (LOSS) ON INVESTMENTS
                         ---------------------------- --------------------------
   Equity Fund .........         $(23,627)                   $ 23,626
   Balanced Fund .......           40,404                     (40,402)
   SmallCap Equity Fund           351,523                     348,647
   Realty Fund .........            5,568                        (826)
   Mighty Mites Fund ...            4,728                       4,777

PROVISION FOR INCOME TAXES. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute all of their taxable income for the fiscal year.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among each Fund within the Trust in relation to the net assets of each Fund or on another reasonable basis. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

CONCENTRATION RISK. The Realty Fund invests a substantial portion of its assets in REITS; therefore it may be more affected by economic developments in the real estate industry than would a general equity fund.

3. INVESTMENT ADVISORY AGREEMENTS. The Funds have entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Equity Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of each Fund's average daily net assets. The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse expenses to the Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement will continue until at least September 30, 2002. For the year ended September 30, 2001, the Adviser was entitled to fees of $2,647,148, $277,803, $29,352, $155,460, $1,252,051 and
$44,425 for the Equity, SmallCap Equity, Realty, Mighty Mites, Balanced and Intermediate Bond Funds, respectively. For the year ended September 30, 2001, the Adviser waived fees or reimbursed expenses in the amounts of $40,920, $84,213, $105,394 and $70,585 for the SmallCap Equity, Realty, Mighty Mites and Intermediate Bond Funds, respectively.

The Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the fund fall below the applicable expense limitation of 1.0%, 1.50%, 1.50% and 1.50%, respectively of average daily net assets, the annual limitation under the plan. As of September 30, 2001 the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are $124,377, $56,667, $132,463 and $176,845 for the Intermediate Bond, SmallCap Equity, Realty and Mighty Mites Funds, respectively.

The Funds, with the exception of the Mighty Mites Fund, have also entered into a sub-advisory agreement with Westwood Management Corp. (the "Sub-Adviser") whereby the Adviser pays the Sub-Adviser the greater of $150,000 per year on an

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
aggregate basis for Funds or a fee of 35% of net revenues to the Adviser from the Funds. For the year ended September 30, 2001, the Adviser paid to the Sub-Adviser fees of $719,705, $74,601, $3,909, $311,934 and $6,995 for the
Equity, SmallCap Equity, Realty, Balanced and Intermediate Bond Funds, respectively.

4. DISTRIBUTION PLANS. The Funds have adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Funds. The Class AAA Share Plan authorizes payment by the Funds to Gabelli & Company in connection with the distribution of its Class AAA shares at an annual rate of 0.25% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly. For the year ended September 30, 2001, the Funds incurred distribution expenses in the amounts of $656,006, $399,140, $18,449, $69,424, $7,309 and $38,732 for Class AAA shares of the Equity, Balanced, Intermediate Bond, SmallCap Equity, Realty and Mighty Mites Funds, respectively.

Under the Class A Share Plan, payments are authorized to Gabelli & Company in connection with the distribution of its Class A shares at an annual rate of 0.50% and for the Intermediate Bond Fund at an annual rate of 0.35% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly. For the year ended September 30, 2001, the Funds incurred distribution expenses in the amounts of $11,498, $36,414, $59 and $245 for the Equity, Balanced, Realty and Mighty Mites Funds, respectively, and $46 for the Intermediate Bond Fund.

Under the Class B Share Plan, payments are authorized to Gabelli & Company in connection with the distribution and service of its Class B Shares at an annual rate of 1.00% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly. For the year ended September 30, 2001, the Funds incurred distribution expenses in the amounts of $97, $11, $113, $109 and $13 for Class B Shares of the Equity, Balanced, Intermediate Bond, SmallCap Equity and Mighty Mites Funds, respectively.

Under the Class C Share Plan, payments are authorized to Gabelli & Company in connection with the distribution and service of its Class C Shares at an annual rate of 1.00% of the average daily net assets of those Funds each fiscal year. Such payments are accrued daily and paid monthly. For the year ended September 30, 2001, the Funds incurred distribution expenses of $29, $1, $2 and $28 for Class C Shares of the Equity, Balanced, Intermediate Bond and Mighty Mites Funds, respectively.

5. ORGANIZATIONAL EXPENSES. The organizational expenses of the Funds are being amortized on a straight-line basis over a period of 60 months from the commencement of the respective Fund's investment operations.

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
6. PORTFOLIO SECURITIES. Purchases and sales of securities for the year ended September 30, 2001, other than short term securities, are as follows:
                                  PURCHASES                    SALES
                                ------------                ------------
    Equity Fund ............... $328,993,459                $214,833,942
    Balanced Fund .............  154,757,821                 125,301,504
    Intermediate Bond Fund ....    6,470,630                   5,255,777
    SmallCap Equity Fund ......   53,199,354                  49,561,920
    Realty Fund ...............    2,378,772                   1,801,171
    Mighty Mites Fund .........    7,382,925                   7,883,388

7. TRANSACTIONS WITH AFFILIATES. During the year ended September 30, 2001, the Mighty Mites Fund paid brokerage commissions of $18,272 to Gabelli & Company and its affiliates. Gabelli & Company has informed the Trust that it received commissions (sales charges and underwriting fees) from investors on sales or redemptions of Fund Shares in the amount of $2,822.

8. FEDERAL INCOME TAX INFORMATION. The Intermediate Bond Fund has capital loss carryforwards for Federal income tax purposes of $261,089, $107,989 and $67,811 available through September 2003, 2008 and 2009, respectively. The Realty Fund has capital loss carryforwards for Federal income tax purposes of $29,414 and $185,550 available through September 2007 and 2008, respectively. These loss carryforwards are available to reduce distributions of net capital gains to shareholders.

Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended September 30, 2001 the Funds elected to defer capital losses as follows:

                                SECURITIES             FOREIGN CURRENCY
                                ----------             ----------------
    Equity Fund ..............  $4,313,332                  $   --
    Balanced Fund ............   1,471,792                      --
    SmallCap Equity Fund .....   8,940,744                      --
    Mighty Mites Fund ........     225,537                   1,736

THE GABELLI WESTWOOD FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------
9. SHARES OF BENEFICIAL INTEREST. Transactions in shares of beneficial interest were as follows:

                                          EQUITY FUND                  BALANCED FUND            INTERMEDIATE BOND FUND
                                   ------------------------      ------------------------      ------------------------
                                   YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,
                                   ------------------------      ------------------------      ------------------------
CLASS AAA                             2001          2000            2001          2000            2001          2000
                                   ----------    ----------      ----------    ----------      ----------    ----------
Shares sold .....................  17,592,160     7,642,488       5,975,164     2,581,544         956,243       110,812
Shares issued upon
   reinvestment of dividends ....   2,603,323     1,736,758       1,408,135     1,149,946          29,891        27,362
Shares redeemed .................  (6,596,565)   (5,844,402)     (3,800,481)   (5,880,104)       (874,095)     (119,868)
                                   ----------    ----------      ----------    ----------      ----------    ----------
   Net increase (decrease) in
      Class AAA shares ..........  13,598,918     3,534,844       3,582,818    (2,148,614)        112,039        18,306
                                   ==========    ==========      ==========    ==========      ==========    ==========
CLASS A
Shares sold .....................      67,765        24,015          45,927        34,255           8,512
Shares issued upon reinvestment
   of dividends .................      26,414        23,972          53,928        55,188              56
Shares redeemed .................     (33,417)      (68,217)       (100,309)     (249,556)             --
                                   ----------    ----------      ----------    ----------      ----------    ----------
   Net increase (decrease) in
      Class A shares ............      60,762       (20,230)           (454)     (160,113)          8,568
                                   ==========    ==========      ==========    ==========      ==========    ==========
CLASS B
Shares sold .....................       3,254                           211                         2,112
Shares issued upon reinvestment
   of dividends .................          --                            --                            43
Shares redeemed .................          --                            --                            --
                                   ----------    ----------      ----------    ----------      ----------    ----------
   Net increase in Class B shares       3,254                           211                         2,155
                                   ==========    ==========      ==========    ==========      ==========    ==========
CLASS C
Shares sold .....................         488                           659                           901
Shares issued upon reinvestment
   of dividends .................          --                            --                            --
Shares redeemed .................          --                            --                         (901)
                                   ----------    ----------      ----------    ----------      ----------    ----------
   Net increase in Class C shares         488                           659                            --
                                   ==========    ==========      ==========    ==========      ==========    ==========

                                     SMALLCAP EQUITY FUND              REALTY FUND               MIGHTYMITES(SM)FUND
                                   ------------------------      ------------------------      ------------------------
CLASS AAA
Shares sold .....................   1,503,602     1,565,308         207,777       437,198         895,529       972,257
Shares issued upon reinvestment
   of dividends .................     674,239        51,436           8,631         6,839         248,593       111,673
Shares redeemed .................  (1,300,025)   (1,182,888)       (167,732)     (365,888)       (642,887)     (791,596)
                                   ----------    ----------      ----------    ----------      ----------    ----------
   Net increase in Class AAA shares   877,816       433,856          48,676        78,149         501,235       292,334
                                   ==========    ==========      ==========    ==========      ==========    ==========
CLASS A
Shares sold .....................                                    16,344                            --         3,460
Shares issued upon reinvestment
   of dividends .................                                         6                           820            --
Shares redeemed .................                                   (16,044)                           --            --
                                                                 ----------                    ----------    ----------
   Net increase in Class A shares                                       306                           820         3,460
                                                                 ==========                    ==========    ==========
CLASS B
Shares sold .....................       3,490                                                         377
Shares issued upon reinvestment
   of dividends .................          --                                                          --
Shares redeemed .................         (19)                                                         --
                                   ----------                                                  ----------
   Net increase in Class B shares       3,471                                                         377
                                   ==========                                                  ==========
CLASS C
Shares sold .....................                                                                   1,743
Shares issued upon reinvestment
   of dividends .................                                                                      --
Shares redeemed .................                                                                      --
                                                                                               ----------
   Net increase in Class C shares                                                                   1,743
                                                                                               ==========

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                            OPERATING PERFORMANCE                       DISTRIBUTIONS TO SHAREHOLDERS
             ----------------------------------------------- ---------------------------------------------------------
                                       NET
                                     REALIZED
             NET ASSET     NET          AND         TOTAL                  NET                        NET
               VALUE,  INVESTMENT UNREALIZED GAIN   FROM        NET      REALIZED                 ASSET VALUE,
PERIOD ENDED BEGINNING   INCOME      (LOSS) ON    INVESTMENT INVESTMENT   GAIN ON      TOTAL         END OF     TOTAL
SEPTEMBER 30 OF PERIOD  (LOSS)(D)   INVESTMENTS   OPERATIONS   INCOME   INVESTMENTS DISTRIBUTIONS    PERIOD    RETURN+
------------ --------- ---------- --------------- ---------- ---------- ----------- ------------- ------------ -------
EQUITY FUND

CLASS AAA
2001          $11.12     $0.04       $(1.52)       $(1.48)     $(0.01)     $(1.31)     $(1.32)       $ 8.32    (14.9)%
2000           10.46     (0.00)(c)     1.86          1.86       (0.02)      (1.18)      (1.20)        11.12     19.3
1999            8.99      0.04         1.72          1.76       (0.06)      (0.23)      (0.29)        10.46     19.8
1998            9.57      0.07        (0.22)        (0.15)      (0.06)      (0.37)      (0.43)         8.99     (1.4)
1997            7.68      0.07         2.72          2.79       (0.07)      (0.83)      (0.90)         9.57     39.6

CLASS A
2001          $11.10     $0.02       $(1.52)       $(1.50)         --      $(1.31)     $(1.31)       $ 8.29    (15.1)%
2000           10.46     (0.03)        1.85          1.82          --       (1.18)      (1.18)        11.10     19.0
1999            8.97      0.02         1.73          1.75       (0.03)      (0.23)      (0.26)        10.46     19.5
1998            9.57      0.08        (0.25)        (0.17)      (0.06)      (0.37)      (0.43)         8.97     (1.8)
1997            7.69      0.06         2.71          2.77       (0.06)      (0.83)      (0.89)         9.57     39.3

CLASS B
2001 (e)       $9.65    $(0.01)      $(1.35)       $(1.36)         --         --           --         $8.29    (14.1)%

CLASS C
2001 (f)      $10.25    $(0.01)      $(1.96)       $(1.97)         --         --           --         $8.28    (19.2)%

                    RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
             -----------------------------------------------------------------------

                             NET
             NET ASSETS,  INVESTMENT       EXPENSES          EXPENSES
               END OF    INCOME (LOSS)      NET OF             BEFORE      PORTFOLIO
PERIOD ENDED   PERIOD      TO AVERAGE      WAIVERS/           WAIVERS/     TURNOVER
SEPTEMBER 30 (IN 000'S)   NET ASSETS   REIMBURSEMENTS(A) REIMBURSEMENTS(B)   RATE
------------ ----------- ------------- ----------------- ----------------- --------
EQUITY FUND

CLASS AAA
2001           $265,855      0.45%           1.43%             1.43%         87%
2000            204,094     (0.00)           1.48              1.48          91
1999            155,036      0.38            1.49              1.49          67
1998            175,391      0.73            1.47              1.47          77
1997            128,697      1.11            1.53              1.59          61

CLASS A
2001             $2,096      0.20%           1.68%             1.68%         87%
2000              2,133     (0.25)           1.73              1.73          91
1999              2,222      0.13            1.74              1.74          67
1998              2,468      0.46            1.72              1.72          77
1997              3,338      0.85            1.78              1.84          61

CLASS B
2001 (e)            $27     (0.30)%(g)       2.18%(g)          2.18%(g)      87%

CLASS C
2001 (f)             $4     (0.30)%(g)       2.18%(g)          2.18%(g)      87%

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.42% (Class AAA), 1.67% (Class A) and 2.17% (Class B and Class C) for the period ended September 30, 2001, 1.47% (Class AAA) and 1.72% (Class A) for 2000, 1.44% (Class AAA) and 1.69% (Class
    A) for 1999, 1.45% (Class AAA) and 1.70% (Class A) for 1998 and 1.50% (Class
    AAA) and 1.75% (Class A) for 1997.
(b) During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Amount represents less than $0.005 per share.
(d) Per share amounts have been calculated using the monthly average shares outstanding method.
(e) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(f) From February 13, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(g) Annualized.

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                          OPERATING PERFORMANCE                            DISTRIBUTIONS TO SHAREHOLDERS
             ----------------------------------------------- ---------------------------------------------------------
                                        NET
                                      REALIZED
             NET ASSET                  AND          TOTAL                  NET                       NET
               VALUE,      NET       UNREALIZED      FROM        NET     REALIZED                 ASSET VALUE,
PERIOD ENDED BEGINNING INVESTMENT  GAIN (LOSS) ON INVESTMENT INVESTMENT   GAIN ON       TOTAL        END OF    TOTAL
SEPTEMBER 30 OF PERIOD  INCOME(D)   INVESTMENTS   OPERATIONS   INCOME   INVESTMENTS DISTRIBUTIONS    PERIOD    RETURN+
------------ --------- ---------- --------------- ---------- ---------- ----------- ------------- ------------ -------
BALANCED FUND

CLASS AAA
2001           $12.40    $0.26         $(0.90)      $(0.64)    $(0.26)    $(1.10)      $(1.36)       $10.40     (5.8)%
2000            11.98     0.27           1.23         1.50      (0.27)     (0.81)       (1.08)        12.40     13.4
1999            10.98     0.25           1.12         1.37      (0.25)     (0.12)       (0.37)        11.98     12.6
1998            11.49     0.26           0.05         0.31      (0.26)     (0.56)       (0.82)        10.98      2.8
1997             9.71     0.25           2.36         2.61      (0.25)     (0.58)       (0.83)        11.49     28.3

CLASS A
2001           $12.36    $0.23         $(0.89)      $(0.66)    $(0.23)    $(1.10)      $(1.33)       $10.37     (6.0)%
2000            11.95     0.24           1.22         1.46      (0.24)     (0.81)       (1.05)        12.36     13.1
1999            10.96     0.22           1.11         1.33      (0.22)     (0.12)       (0.34)        11.95     12.2
1998            11.46     0.26           0.02         0.28      (0.22)     (0.56)       (0.78)        10.96      2.6
1997             9.69     0.24           2.33         2.57      (0.22)     (0.58)       (0.80)        11.46     28.0

CLASS B
2001 (e)       $11.35    $0.08         $(0.95)      $(0.87)    $(0.08)        --       $(0.08)       $10.40     (7.7)%

CLASS C
2001 (f)       $10.17    $0.00(c)      $(0.29)      $(0.29)        --         --           --        $10.40      2.3%

                        RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
             -----------------------------------------------------------------------

                              NET
             NET ASSETS,  INVESTMENT      EXPENSES          EXPENSES
               END OF    INCOME (LOSS)     NET OF            BEFORE        PORTFOLIO
PERIOD ENDED   PERIOD     TO AVERAGE       WAIVERS/          WAIVERS/      TURNOVER
SEPTEMBER 30  (IN 000'S)  NET ASSETS   REIMBURSEMENTS(A) REIMBURSEMENTS(B)   RATE
------------ ----------- ------------- ----------------- ----------------- ---------
BALANCED FUND

CLASS AAA
2001           $154,179      2.23%           1.17%             1.17%          81%
2000            139,350      2.21            1.19              1.19           65
1999            160,352      2.06            1.20              1.20           86
1998            128,222      2.37            1.20              1.20           77
1997             67,034      2.60            1.28              1.36          110

CLASS A
2001             $6,472      1.98%           1.42%             1.42%          81%
2000              7,720      1.96            1.44              1.44           65
1999              9,374      1.81            1.45              1.45           86
1998             14,585      2.16            1.45              1.45           77
1997             14,444      2.37            1.53              1.61          110

CLASS B
2001 (e)             $2      1.48%(g)        1.92%(g)          1.92%(g)       81%

CLASS C
2001 (f)             $7      1.48%(g)        1.92%(g)          1.92%(g)       81%
--------------------------

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.15% (Class AAA), 1.40% (Class A) and 1.90% (Class B and Class C) for the period ended September 30, 2001, 1.17% (Class AAA) and 1.42% (Class A) for 2000, 1.15% (Class AAA) and 1.40% (Class
    A) for 1999, 1.17% (Class AAA) and 1.42% (Class A) for 1998 and 1.25% (Class
    AAA) and 1.50% (Class A) for 1997.
(b) During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Amount  represents  less than $0.005 per share.
(d) Per share amounts have been calculated using the monthly average shares outstanding method.
(e) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(f) From September 25, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(g) Annualized.

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                          OPERATING PERFORMANCE
             -----------------------------------------------
                                       NET
                                     REALIZED
             NET ASSET    NET          AND           TOTAL
               VALUE,  INVESTMENT UNREALIZED GAIN    FROM
PERIOD ENDED BEGINNING   INCOME      (LOSS) ON    INVESTMENT
SEPTEMBER 30 OF PERIOD   (LOSS)     INVESTMENTS   OPERATIONS
------------ --------- ---------- --------------- ----------
INTERMEDIATE BOND FUND(H)

CLASS AAA
2001           $10.08   $0.51(d)        $0.74       $1.25
2000             9.99    0.51            0.09        0.60
1999            10.74    0.50           (0.75)      (0.25)
1998            10.29    0.57            0.45        1.02
1997             9.88    0.68            0.41        1.09

CLASS A
2001 (f)       $10.55   $0.09(d)        $0.27       $0.36

CLASS B
2001 (e)       $10.53   $0.22(d)        $0.29       $0.51

SMALLCAP EQUITY FUND

CLASS AAA
2001           $22.10  $(0.16)(d)      $(8.12)     $(8.28)
2000            17.77   (0.27)           5.39        5.12
1999            11.18   (0.12)           6.71        6.59
1998            14.48   (0.09)          (2.39)      (2.48)
1997 (c)        10.00    0.08            4.40        4.48

CLASS B
2001 (e)       $10.41  $(0.10)(d)      $(1.48)     $(1.58)

                                      DISTRIBUTIONS TO SHAREHOLDERS
             --------------------------------------------------------------------------------

                                                IN EXCESS
                         IN EXCESS     NET       OF NET                       NET
                 NET       OF NET    REALIZED   REALIZED                 ASSET VALUE,
PERIOD ENDED INVESTMENT INVESTMENT   GAIN ON     GAIN ON      TOTAL         END OF    TOTAL
SEPTEMBER 30   INCOME     INCOME   INVESTMENTS INVESTMENTS DISTRIBUTIONS    PERIOD    RETURN+
------------ ---------- ---------- ----------- ----------- ------------- ------------ -------
INTERMEDIATE BOND FUND(H)

CLASS AAA
2001           $(0.51)        --         --           --      $(0.51)       $10.82     12.7%
2000            (0.51)        --         --           --       (0.51)        10.08      6.4
1999            (0.50)        --         --           --       (0.50)         9.99     (2.4)
1998            (0.57)        --         --           --       (0.57)        10.74     10.2
1997            (0.68)        --         --           --       (0.68)        10.29     11.4

CLASS A
2001 (f)       $(0.09)        --         --           --      $(0.09)       $10.82     3.4%

CLASS B
2001 (e)       $(0.22)        --         --           --      $(0.22)       $10.82     4.9%

SMALLCAP EQUITY FUND

CLASS AAA
2001               --         --     $(4.53)      $(0.43)(i)  $(4.96)        $8.86    (43.2)%
2000               --         --      (0.79)          --       (0.79)        22.10     29.4
1999               --         --         --           --          --         17.77     58.9
1998               --     $(0.08)     (0.60)       (0.14)      (0.82)        11.18    (17.7)
1997 (c)           --         --         --           --          --         14.48     44.8

CLASS B
2001 (e)           --         --        --            --          --         $8.83    (15.2)%

                RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
             ---------------------------------------------------------

                              NET       EXPENSES   EXPENSES
             NET ASSETS,   INVESTMENT    NET OF     BEFORE
                END OF   INCOME (LOSS)   WAIVERS/  WAIVERS/  PORTFOLIO
PERIOD ENDED   PERIOD      TO AVERAGE  REIMBURSE- REIMBURSE- TURNOVER
SEPTEMBER 30 (IN 000'S)    NET ASSETS   MENTS(A)   MENTS(B)    RATE
------------ ----------- ------------- ---------- ---------- ---------
INTERMEDIATE BOND FUND (H)

CLASS AAA
2001            $8,140       4.90%        1.07%      2.02%       77%
2000             6,451       5.16         1.06       1.94        67
1999             6,214       4.82         1.05       1.63       108
1998             7,618       5.45         1.08       2.08       232
1997             5,912       6.71         1.11       1.70       628

CLASS A
2001 (f)           $93       4.80%(g)     1.17%(g)   2.12%(g)    77%

CLASS B
2001 (e)           $23       4.15%(g)     1.82%(g)   2.77%(g)    77%

SMALLCAP EQUITY FUND

CLASS AAA
2001           $21,768       (1.27)%      1.59%      1.74%      184%
2000            34,911       (1.39)       1.58       1.63       218
1999            20,361       (0.88)       1.62       1.72       178
1998            11,694       (0.74)       1.72       2.11       200
1997 (c)         8,546        1.89(g)     1.89(g)    2.45(g)    146

CLASS B
2001 (e)           $31       (2.02)%(g)   2.34%(g)   2.49%(g)   184%

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Intermediate Bond Fund Class AAA, Intermediate Bond Fund Class A, Intermediate Bond Fund Class B, Small Cap Equity Fund Class AAA and Small Cap Equity Fund Class B would be 1.00%, 1.10% 1.75%, 1.50% and 2.25%, respectively, for each period.
(b) During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Period from April 15, 1997 (inception date of Fund) to September 30, 1997.
(d) Per share amounts have been calculated using the monthly average shares method.
(e) From March 27, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(f) From July 26, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.
(g) Annualized.
(h) Class C Shares were outstanding for the periods December 15, 2000 through December 18, 2000, March 21, 2001 through March 26, 2001 and July 18, 2001 through July 24, 2001. Financial Highlights are not presented for Class C Shares as the information for the fiscal year 2001 is not considered meaningful.
(i) Return of Capital.

                See accompanying notes to financial statements.

THE GABELLI WESTWOOD FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of beneficial interest outstanding throughout each period:

                         OPERATING PERFORMANCE                                 DISTRIBUTIONS TO SHAREHOLDERS
             ---------------------------------------------- --------------------------------------------------------------------
                                       NET
                                     REALIZED                                      IN EXCESS
             NET ASSET                 AND          TOTAL                 NET       OF NET                      NET
               VALUE,      NET      UNREALIZED      FROM       NET      REALIZED   REALIZED                 ASSET VALUE,
PERIOD ENDED BEGINNING INVESTMENT   GAIN (LOSS)  INVESTMENT INVESTMENT  GAIN ON     GAIN ON       TOTAL        END OF     TOTAL
SEPTEMBER 30 OF PERIOD   INCOME   ON INVESTMENTS OPERATIONS   INCOME   INVESTMENT INVESTMENTS DISTRIBUTIONS    PERIOD    RETURN+
------------ --------- ------------------------- ---------- ---------- ---------- ----------- ------------- ------------ -------
REALTY FUND

CLASS AAA
2001           $9.10     $0.40(g)     $0.62         $1.02     $(0.36)        --         --       $(0.36)        $9.76     11.4%
2000            7.61      0.38         1.46          1.84      (0.35)        --         --        (0.35)         9.10     24.9
1999            8.43      0.22        (0.81)        (0.59)     (0.23)        --         --        (0.23)         7.61     (5.7)
1998           10.00      0.37        (1.37)        (1.00)     (0.33)        --     $(0.24)       (0.57)         8.43    (10.5)

CLASS A
2001 (h)       $9.24     $0.02(g)     $0.70         $0.72     $(0.20)        --         --       $(0.20)        $9.76      7.8%

MIGHTY MITES(SM)FUND

CLASS AAA
2001          $14.00     $0.12(g)     $(0.59)      $(0.47)    $(0.08)    $(2.46)        --       $(2.54)       $10.99     (2.8)%
2000           12.91      0.05(g)       2.76(g)      2.81      (0.10)     (1.62)        --        (1.72)        14.00     23.0
1999            9.70      0.10          3.20         3.30      (0.09)        --         --        (0.09)        12.91     34.2
1998 (d)       10.00      0.04         (0.34)       (0.30)        --         --         --           --          9.70     (3.0)

CLASS A
2001          $14.00     $0.09(g)     $(0.59)      $(0.50)    $(0.07)    $(2.46)        --      $(2.53)         $10.97    (3.1)%
2000 (e)       13.48      0.00(f)(g)    0.52(g)      0.52         --         --         --          --           14.00     3.94

CLASS B
2001 (i)      $11.92     $0.00(f)(g)  $(0.96)      $(0.96)        --         --         --          --          $10.96    (8.1)%

CLASS C
2001 (j)      $12.25    $0.00(f)(g)   $(1.27)      $(1.27)        --         --         --          --          $10.98   (10.4)%

                       RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
             -----------------------------------------------------------------------

                             NET
             NET ASSETS,  INVESTMENT       EXPENSES           EXPENSES
                END OF   INCOME (LOSS)      NET OF             BEFORE      PORTFOLIO
PERIOD ENDED   PERIOD     TO AVERAGE      WAIVERS/            WAIVERS/     TURNOVER
SEPTEMBER 30 (IN 000'S)   NET ASSETS   REIMBURSEMENTS(A) REIMBURSEMENTS(B)   RATE
------------ ----------- ------------- ----------------- ----------------- ---------
REALTY FUND

CLASS AAA
2001            $3,526       4.27%           1.64%             4.51%          64%
2000             2,845       4.52            1.73              4.14           74
1999             1,784       4.32            1.60              3.68           55
1998             1,815       3.87            1.70              3.95          142

CLASS A
2001 (h)            $3       4.02%(c)        1.90%(c)          4.77%(c)       64%

MIGHTY MITES(SM)FUND

CLASS AAA
2001           $17,404       0.98%           1.52%             2.20%          66%
2000            15,165       0.38            1.50              2.01           66
1999            10,205       0.94            1.01              2.32           88
1998 (d)         4,838       1.60(c)         2.05(c)           4.50(c)        18

CLASS A
2001               $47       0.73%           1.77%             2.45%          66%
2000 (e)            49       0.13(c)         1.75(c)           2.26(c)        66

CLASS B
2001 (i)            $4       0.23%(c)        2.27%(c)          2.95%(c)       66%

CLASS C
2001 (j)           $19       0.23%(c)        2.27%(c)          2.95%(c)       66%

--------------------------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
(a) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the Realty Fund Class AAA, Realty Fund Class A, Mighty Mites Fund Class AAA, Mighty Mites Fund Class A, Mighty Mites Fund Class B and Mighty Mites Fund Class C would be 1.50%, 1.75%, 1.50%, 1.75%, 2.25% and 2.25%, respectively for the period ended September 30, 2001. For the year ended September 30, 2000, Realty Fund, Mighty Mites Fund Class AAA and Mighty Mites Fund Class A expense ratios would be 1.50%, 1.50% and 1.75%, respectively. For the year ended September 30, 1999, Realty and Mighty Mites Funds expense ratios would be 1.50% and 1.00%, respectively, and for the year ended September 30, 1998, for Realty and Mighty Mites Funds would be 1.50% and 2.00%, respectively.
(b) During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(c) Annualized.
(d) Period  from May 11, 1998  (inception  date of Class AAA) to  September  30,
    1998.
(e) Period from June 15, 2000 (offering date of Class A) to September 30, 2000.
(f) Amount represents less than $0.005 per share.
(g) Per share amounts have been calculated using the monthly average shares outstanding method.
(h) From May 9, 2001 through September 30, 2001, the period through which Class A Shares were continuously outstanding.
(i) From June 6, 2001 through September 30, 2001, the period through which Class B Shares were continuously outstanding.
(j) From August 3, 2001 through September 30, 2001, the period through which Class C Shares were continuously outstanding.

                See accompanying notes to financial statements.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of The Gabelli Westwood Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Westwood Equity Fund, The Gabelli Westwood Balanced Fund, The Gabelli Westwood Intermediate Bond Fund, The Gabelli Westwood SmallCap Equity Fund, The Gabelli Westwood Realty Fund, and The Gabelli Westwood Mighty Mites Fund (constituting The Gabelli Westwood Funds, hereafter referred to as the "Funds") at September 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
NEW YORK, NEW YORK
NOVEMBER 19, 2001

--------------------------------------------------------------------------------
                   2001 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

  U.S. GOVERNMENT INCOME:

  The percentage of the ordinary income dividend paid by the Equity Fund, Balanced Fund, Intermediate Bond Fund, SmallCap Equity Fund, Realty Fund and Mighty Mites Fund (collectively, the "Funds") during fiscal 2001 which was derived from U.S. Treasury securities was 0.00%, 40.06%, 35.57%, 0.00%, 0.00% and 2.32%, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Funds did not meet this strict requirement in 2001. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor for the applicability of the information provided as to your specific situation.

  THE GABELLI WESTWOOD EQUITY FUND

  65.80% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund paid to shareholders, on December 20, 2000, a long-term capital gain totaling $1.129 per share.

  THE GABELLI WESTWOOD BALANCED FUND

  33.09% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund paid to shareholders, on December 20, 2000, a long-term capital gain totaling $0.899 per share.

  THE GABELLI WESTWOOD  INTERMEDIATE  BOND FUND; THE GABELLI WESTWOOD REALTY
  FUND

  None of the ordinary income dividend qualifies for the dividend received deduction available to corporations.

  THE GABELLI MIGHTY MITES FUND

  16.84% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund paid to shareholders, on December 20, 2000, a long-term capital gain totaling $0.608 per share.

  THE GABELLI WESTWOOD SMALLCAP EQUITY FUND

  8.49% of the ordinary income dividend qualifies for the dividend received deduction available to corporations. The Fund paid to shareholders, on December 20, 2000, a long-term capital gain totaling $1.515 per share.
  ------------------------------------------------------------------------------

                           THE GABELLI WESTWOOD FUNDS
================================================================================
          EQUITY FUND                              SMALLCAP EQUITY FUND
          BALANCED FUND                            REALTY FUND
          INTERMEDIATE BOND FUND                   MIGHTY MITES(SM) FUND

          GABELLI WESTWOOD FUNDS -- CLASS AAA SHARES            GABELLI WESTWOOD FUNDS -- CLASS A SHARES
     ----------------------------------------------------   -----------------------------------------------------
     Average Annual Returns -- September 30, 2001 (a)(e)    Average Annual Returns -- September 30, 2001 (a)(b)(e)
                                                  Since                                        Since
                      1 Year   5 Year  10 Year  Inception           1 Year  5 Year  10 Year  Inception
                     ------------------------------------           ----------------------------------
Equity ............. (14.89)%  10.85%   13.82%    12.89%           (18.50)%  9.66%   13.10%    12.40%
Balanced ...........  (5.77)    9.67       --     11.83             (9.76)   8.51       --     11.05
Intermediate Bond ..  12.67     7.50       --      6.87              8.08    6.63       --      6.43
SmallCap Equity .... (43.17)      --       --      7.70            (45.44)     --       --      6.59
Realty .............  11.38       --       --      4.09              6.84      --       --      3.02
Mighty Mites(SM) ...  (2.77)      --       --     13.92             (6.93)     --       --     12.46

          GABELLI WESTWOOD FUNDS -- CLASS B SHARES              GABELLI WESTWOOD FUNDS -- CLASS C SHARES
     ----------------------------------------------------   -----------------------------------------------------
     Average Annual Returns -- September 30, 2001 (a)(c)(e) Average Annual Returns -- September 30, 2001 (a)(d)(e)
                                                 Since                                         Since
                      1 Year   5 Year  10 Year Inception            1 Year  5 Year  10 Year  Inception
                     ------------------------------------           ----------------------------------
Equity ............. (20.19)%  10.53%   13.57%    12.71%           (16.30)% 10.55%   13.55%    12.70%
Balanced ........... (11.07)    9.30       --     11.54             (6.76)   9.53       --     11.58
Intermediate Bond ..   7.11     7.15       --      6.80             11.70    7.37       --      6.80
SmallCap Equity .... (48.15)      --       --      7.27            (44.13)     --       --      7.70
Realty .............   6.65       --       --      3.42             10.44      --       --      4.09
Mighty Mites(SM) ...  (7.85)      --       --     13.18             (3.82)     --       --     13.68

(a) Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. The net asset value of the Fund is reduced on the ex-dividend (payment) date by the amount of the dividend paid. Of course, returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed they may be worth more or less than their original cost.
(b) Includes the effect of the maximum 4.0% sales charge at the beginning of the period.
(c) Includes the effect of the contingent deferred sales charge upon redemption of Class B Shares within 72 months.
(d) Includes the effect of the contingent deferred sales charge upon redemption of Class C Shares within 24 months.
(e) The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares and Class C Shares. The performance for the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these Classes of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class B Shares and Class C Shares after which shares remained continuously outstanding are listed below.

                                   Class AAA Shares     Class A Shares    Class B Shares  Class C Shares
                                   ----------------     --------------    --------------  --------------
    Equity .......................     01/02/87            01/28/94          03/27/01         02/13/01
    Balanced .....................     10/01/91            04/06/93          03/27/01         09/25/01
    Intermediate Bond ............     10/01/91            07/26/01          03/27/01              --
    SmallCap Equity ..............     04/15/97                  --          03/27/01              --
    Realty .......................     09/30/97            05/09/01               --               --
    Mighty Mites(SM) .............     05/11/98            07/11/00          05/06/01         08/03/01

                           THE GABELLI WESTWOOD FUNDS
================================================================================

                              One Corporate Center
                            Rye, New York 10580-1434
                        GENERAL AND ACCOUNT INFORMATION:
                         1-800-GABELLI [1-800-422-3554]
                               fax: 1-914-921-5118
                             http://www.gabelli.com
                            e-mail: info@gabelli.com

               Board of Trustees
SUSAN M. BYRNE                  JAMES P. CONN
PRESIDENT AND CHIEF             FORMER CHIEF INVESTMENT OFFICER
INVESTMENT OFFICER              FINANCIAL SECURITY ASSURANCE
                                HOLDINGS LTD.
KARL OTTO POHL
FORMER PRESIDENT                WERNERJ. ROEDER, MD
DEUTCHE BUNDESBANK              MEDICAL DIRECTOR
                                LAWRENCE HOSPITAL
ANTHONY J. COLAVITA
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.


                     Officers
SUSAN M. BYRNE
PRESIDENT AND CHIEF             BRUCE N. ALPERT
INVESTMENT OFFICER              VICE PRESIDENT AND TREASURER

LYNDA J. CALKIN, CFA            PATRICIA R. FRAZE
VICE PRESIDENT                  VICE PRESIDENT

JAMES E. McKEE
SECRETARY







                               INVESTMENT ADVISER
                               ------------------
                             Gabelli Advisers, Inc.

                             INVESTMENT SUB-ADVISER
                             ----------------------
                         Westwood Management Corporation

                                   DISTRIBUTOR
                                   -----------
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                                    ---------
                              The Bank of New York

                                  LEGAL COUNSEL
                                  -------------
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the information of the shareholders of The Gabelli Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GABWWQ301SR

                                       THE

                                     GABELLI

                                    WESTWOOD

                                      FUNDS

                                   EQUITY FUND
                                  BALANCED FUND
                             INTERMEDIATE BOND FUND
                              SMALLCAP EQUITY FUND
                                   REALTY FUND
                              MIGHTY MITES[SM]FUND

                                  ANNUAL REPORT

                               SEPTEMBER 30, 2001